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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 5 of its series, Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the year ended March 31, 2004. These 5 series have a 3/31 fiscal year end.

Date of reporting period: 3/31/2004

Item 1 - Reports to Stockholders.

Evergreen California Municipal Bond Fund

Evergreen California Municipal Bond Fund: Annual Report as of March 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
21	INDEPENDENT AUDITORS' REPORT
22	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen California Municipal Bond Fund, which covers the 12-month period ended March 31, 2004.

Diversified long-term investors were once again rewarded for their discipline over the past twelve months ended March 31, 2004. Those portfolios properly allocated between equities and fixed income, including municipal securities, managed to weather a variety of storms while contributing to overall performance. Despite geopolitical concerns, periods of volatile interest rates, and changes in tax legislation, investors employing the time-tested strategies of asset allocation were once again able to positively contribute to the long-term performance of their investment portfolios.

The period began with the financial markets focused on the war in Iraq. After an initial surge in equities at the onset of the war, the markets pulled back as the grim realities of war became increasingly evident to investors. This uncertainty led to higher demand for bonds, particularly within the Treasury market, as investors sought solace in a flight to quality. This performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed

1

LETTER TO SHAREHOLDERS continued

was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury surged from a low of 3.1% in June to 4.6% in late July. This "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The sudden volatility in the bond market was accompanied by steady progress within equities throughout the spring and early summer. As varying degrees of clarity within the geopolitical spectrum gradually encouraged investors, several catalysts emerged to provide stocks with ample support. First, the lower Treasury yields offered equity investors attractive relative valuations. Secondly, the new tax laws would provide the lowest tax rates on capital gains and dividends in more than 50 years. And finally, the improved prospects for economic growth resulted in higher profit forecasts for the balance of 2003 and into 2004.

The bond market began to stabilize at the end of the summer as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. This was a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, investors in municipal bonds also experienced heightened concerns related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced that

2

LETTER TO SHAREHOLDERS continued

capital preservation would remain a primary, if not dominant, theme for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly and tax receipts climbed, improving the financial conditions of many of these entities.

During the final months of 2003, diversified investors benefited from the powerful combination of solid growth in GDP and corporate profits. In addition, the lack of sustainable job growth enabled the Federal Reserve to keep rates at 45-year lows, often suggesting that this policy of accommodation could remain for a "considerable period." Indeed, these trends carried over into the new year. Significant increases in capital investment propelled the economy higher, and the benefits of cost cutting and higher productivity drove corporate profits to record levels. As a result, equities continued to trend higher as first quarter and full year profit estimates were ratcheted higher. Payroll growth remained lackluster, and bonds continued to benefit throughout the first quarter of 2004.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a new feature that presents a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

Michael Pietronico
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS1

Portfolio inception date: 4/2/1997

	Class A	Class B	Class C	Class I
Class inception date	11/8/2002	11/8/2002	11/8/2002	4/2/1997

Nasdaq symbol	EOCAX	EOCBX	EOCCX	EOCIX

Average annual return*

1 year with sales charge	0.22%	-0.48%	3.52%	N/A

1 year w/o sales charge	5.26%	4.52%	4.52%	5.57%

5 year	4.78%	5.28%	5.60%	5.90%

Since portfolio inception	5.47%	6.05%	6.05%	6.27%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of Select shares of the fund's predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen California Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 5.26% for the twelve-month period ended March 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Lehman Brothers 5-Year Municipal Bond Index, returned 4.30%.

Nationally, we saw interest rates tending to drift downward for most of the 12 months. This was not true during the summer of 2003, however, when rates shot up rather dramatically in response to evidence that the economy might be heating up quickly. This led to concerns that the Federal Reserve might raise short-term rates. However, in September the Federal Reserve restated that for the foreseeable future it intended to keep short-term rates low to combat historically low inflation.

Early in the period, there was significant price weakness in California bonds, particularly state general obligation securities, because of concerns that the state was issuing too much debt to fund on-going operations. Because of the pressure on the state general revenue bonds, other general revenue bonds issued by public entities in California also were affected.

We were not very affected by the volatility in the California market early in the fiscal year, as we held no state general obligation bonds. We were able to keep the fund's net asset value relatively stable by focusing primarily on intermediate-term, revenue-backed bonds. These were securities whose payments came from designated revenues, typically water or sewer projects.

The fund continued to record outstanding competitive performance over the twelve-month period. The fund's Class I shares finished first in its Lipper category of intermediate-term California municipal funds for the past 12-month, three-year and five-year periods ending March 31, 2004.

The only detractor to performance was an overweight in higher than normal market coupon bonds. As rates were falling, the price of these bonds lagged the lower coupon bonds imbedded in the index.

The fund's performance was helped by its high concentration of water revenue bonds. Due to the state's massive budget deficit, many general obligation bonds experienced wider spreads due to a perceived weakening financial condition, and a potential dramatic increase in supply. Water revenue bonds, however, were sought after for their relative stability due to their essential purpose, nature and perceived lower future supply.

When interest rates rose dramatically during the summer of 2003, we took advantage of a buying opportunity, increasing our holdings among longer-maturity securities when yields were relatively high. We believed that the market rates had risen too high, too fast, and we took advantage of the higher yields to increase our holdings in municipal bonds with maturities of 12-to-15 years. By investing during a period of market weakness, when prices were lower and interest rates were higher, we were able to position the fund well when interest rates started falling again in the fall and prices started to rise. The Fund's performance was materially helped relative to its benchmark due to the longer duration the portfolio maintained throughout most of the past 12 months.

Throughout the 12 months, we emphasized high quality, intermediate-maturity securities, with the average credit rating of the fund at the end of the fiscal year at AA. This contributed to the fund's outperformance of the benchmark during a period marked by short-term bursts of volatility in the market and when there were concerns about the credit worthiness of some bonds.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of March 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Year Ended December 31,
	Year Ended March 31,
CLASS A	2004	2003[1]	2002[2]
Net asset value, beginning of period	$11.14	$11.17	$11.04
Income from investment operations
Net investment income	0.28	0.07	0.05
Net realized and unrealized gains or losses on securities	0.29	-0.03	0.13
Total from investment operations	0.57	0.04	0.18
Distributions to shareholders from
Net investment income	-0.28	-0.07	-0.05
Net realized gains	-0.10	0	0
Total distributions to shareholders	-0.38	-0.07	-0.05
Net asset value, end of period	$11.33	$11.14	$11.17
Total return[3]	5.26%	0.33%	1.61%
Ratios and supplemental data
Net assets, end of period (thousands)	$8,368	$1,628	$1,266
Ratios to average net assets
Expenses[4]	1.03%	0.93%[5]	0.68%[5]
Net investment income	2.53%	2.33%[5]	1.95%[5]
Portfolio turnover rate	134%	31%	126%

[1]   For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]   For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Year Ended December 31,
	Year Ended March 31,
CLASS B	2004	2003[1]	2002[2]
Net asset value, beginning of period	$11.14	$11.17	$11.04
Income from investment operations
Net investment income	0.21	0.05	0.04
Net realized and unrealized gains or losses on securities	0.28	-0.03	0.13
Total from investment operations	0.49	0.02	0.17
Distributions to shareholders from
Net investment income	-0.20	-0.05	-0.04
Net realized gains	-0.10	0	0
Total distributions to shareholders	-0.30	-0.05	-0.04
Net asset value, end of period	$11.33	$11.14	$11.17
Total return[3]	4.52%	0.15%	1.51%
Ratios and supplemental data
Net assets, end of period (thousands)	$831	$65	$142
Ratios to average net assets
Expenses[4]	1.74%	1.68%[5]	1.55%[5]
Net investment income	1.91%	1.68%[5]	2.20%[5]
Portfolio turnover rate	134%	31%	126%

[1]   For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]   For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Year Ended December 31,
	Year Ended March 31,
CLASS C	2004	2003[1]	2002[2]
Net asset value, beginning of period	$11.14	$11.17	$11.04
Income from investment operations
Net investment income	0.21	0.05	0.04
Net realized and unrealized gains or losses on securities	0.28	-0.03	0.13
Total from investment operations	0.49	0.02	0.17
Distributions to shareholders from
Net investment income	-0.20	-0.05	-0.04
Net realized gains	-0.10	0	0
Total distributions to shareholders	-0.30	-0.05	-0.04
Net asset value, end of period	$11.33	$11.14	$11.17
Total return[3]	4.52%	0.15%	1.51%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,326	$1,349	$924
Ratios to average net assets
Expenses[4]	1.74%	1.69%[5]	1.54%[5]
Net investment income	1.86%	1.66%[5]	2.16%[5]
Portfolio turnover rate	134%	31%	126%

[1]   For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]   For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,		Year Ended December 31,
CLASS I	2004	2003[1]	2002[2]	2001[2]	2000[2]	1999[2]
Net asset value, beginning of period	$11.14	$11.17	$10.60	$10.61	$10.06	$10.54
Income from investment operations
Net investment income	0.32	0.07	0.37	0.37	0.44	0.40
Net realized and unrealized gains or losses on securities	0.29	-0.03	0.64	0.24	0.56	-0.48
Total from investment operations	0.61	0.04	1.01	0.61	1.00	-0.08
Distributions to shareholders from
Net investment income	-0.32	-0.07	-0.37	-0.37	-0.45	-0.40
Net realized gains	-0.10	0	-0.07	-0.25	0	0
Total distributions to shareholders	-0.42	-0.07	-0.44	-0.62	-0.45	-0.40
Net asset value, end of period	$11.33	$11.14	$11.17	$10.60	$10.61	$10.06
Total return	5.57%	0.40%	9.70%	5.87%	10.14%	-0.77%
Ratios and supplemental data
Net assets, end of period (thousands)	$42,162	$38,627	$35,755	$19,785	$15,862	$13,645
Ratios to average net assets
Expenses[3]	0.74%	0.70%[4]	0.51%	0.50%	0.50%	0.50%
Net investment income	2.84%	2.69%[4]	3.39%	3.40%	4.31%	3.91%
Portfolio turnover rate	134%	31%	126%	203%	183%	20%

[1]   For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]   Effective at the close of business on November 8, 2002, Evergreen California Municipal Bond Fund acquired the net assets of OFFIT California Municipal Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of OFFIT Fund Select shares.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 94.0%
AIRPORT 3.8%
Los Angeles, CA Dept. Arpt. RRB, Los Angeles Intl. Arpt. Proj., Ser. B, 5.00%, 05/15/2007, (Insd. by MBIA)	$ 700,000	$ 769,937
San Francisco, CA Intl. Arpt. RB, 5.50%, 05/01/2008, (Insd. by FSA)	200,000	222,384
San Jose, CA Arpt. RRB, 5.00%, 03/01/2012, (Insd. by FSA)	1,000,000	1,122,380
2,114,701
COMMUNITY DEVELOPMENT DISTRICT 2.9%
California Infrastructure & Bank EDRB, Bay Area Toll Bridges Proj., Ser. A, 5.25%, 07/01/2018, (Insd. by FSA)	1,435,000	1,592,377
EDUCATION 5.1%
California Edl. Facs. Auth. RRB, Santa Clara Univ. Proj., 5.25%, 09/01/2016, (Insd. by AMBAC)	1,000,000	1,143,500
University of California RB:
Ser. B, 5.25%, 05/15/2015, (Insd. by AMBAC)	700,000	788,522
Ser. K, 5.00%, 09/01/2009	300,000	335,961
Ser. K, 5.00%, 09/01/2010	500,000	555,455
2,823,438
GENERAL OBLIGATION - LOCAL 39.6%
Chaffey Cmnty. College Dist., CA GO:
Ser. A, 4.00%, 07/01/2010, (Insd. by FSA)	500,000	537,585
Ser. A, 5.25%, 07/01/2014, (Insd. by FSA)	835,000	939,968
East Bay, CA Muni. Util. Dist. GO, 5.00%, 04/01/2017, (Insd. by AMBAC)	1,000,000	1,085,980
East Bay, CA Regl. Park Dist. GO, 5.00%, 09/01/2016	2,500,000	2,699,425
Fresno, CA Sch. Dist. GO, Ser. C, 5.50%, 02/01/2008, (Insd. by MBIA)	200,000	225,858
Los Angeles, CA Cmnty. College Dist. GO, Ser. B, 5.00%, 08/01/2016, (Insd. by FSA)	1,000,000	1,099,280
Los Angeles, CA GO:
Ser. A, 5.00%, 09/01/2014, (Insd. by MBIA)	2,000,000	2,233,740
Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	2,500,000	2,711,065
Ser. A, 5.25%, 09/01/2013, (Insd. by MBIA)	1,000,000	1,151,200
Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	2,000,000	2,197,060
Los Angeles, CA Unified Sch. Dist. GO, Election of 1997 Proj., Ser. F, 4.50%, 07/01/2011, (Insd. by FSA)	500,000	549,550
North Orange Cnty., CA GO, Election of 2002 Proj., Ser. B, 5.00%, 08/01/2017, (Insd. by FGIC)	2,000,000	2,201,620
San Diego, CA Unified Sch. Dist. GO:
Ser. C, 5.00%, 07/01/2016, (Insd. by FSA)	1,000,000	1,095,270
Election of 1998 Proj., Ser. E, 5.25%, 07/01/2017, (Insd. by FSA)	1,500,000	1,682,550
San Mateo, CA Union High Sch. Dist. GO, Election of 2000 Proj., Ser. A, 5.375%, 09/01/2017, (Insd. by FGIC)	500,000	557,990
Santa Monica-Malibu, CA Sch. Dist. GO, 5.00%, 08/01/2008	275,000	309,281
Ventura Cnty., CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2018, (Insd. by MBIA)	700,000	759,374
22,036,796
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 1.0%
Port Oakland, CA RB, Ser. M, 5.25%, 11/01/2013, (Insd. by FGIC)	$ 500,000	$ 566,235
PORT AUTHORITY 1.9%
Long Beach, CA Harbor RB:
Ser. A, 5.75%, 05/15/2007, (Insd. by MBIA)	100,000	106,037
Ser. A, 5.75%, 05/15/2013	400,000	450,924
Long Beach, CA Harbor RRB, Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	519,836
1,076,797
RECREATION 1.0%
Los Angeles Cnty., CA Pub. Works Fin. Auth. RB, Regl. Park & Open Space Dist. Proj., Ser. A, 5.50%, 10/01/2008	500,000	557,765
SALES TAX 2.9%
San Francisco, CA Bay Area Rapid Trans. Dist. Sales Tax RB, 5.25%, 07/01/2017	1,500,000	1,644,285
SPECIAL TAX 2.1%
Los Angeles, CA Muni. Impt. Corp. Lease RB, Police Emergency Proj., 5.25%, 09/01/2013, (Insd. by FGIC)	1,000,000	1,146,850
UTILITY 8.9%
Los Angeles Cnty., CA Sanitation Dist. RB, Capital Proj., Ser. A, 5.00%, 10/01/2017, (Insd. by FSA)	3,000,000	3,282,330
San Francisco, CA City & Cnty. Pub. Util. Commission RRB, Ser. B, 5.00%, 11/01/2013, (Insd. by MBIA)	1,500,000	1,681,245
4,963,575
WATER & SEWER 24.8%
California Dept. of Wtr. Resources RB:
Central Valley Proj., Ser. Z, 5.00%, 12/01/2016, (Insd. by FGIC)	1,700,000	1,858,542
Wtr. Sys. Proj.:
Ser. Y, 5.25%, 12/01/2012, (Insd. by FGIC)	800,000	922,712
Ser. Y, 5.25%, 12/01/2018, (Insd. by FGIC)	1,000,000	1,108,850
Contra Costa, CA Wtr. Dist. RRB:
Ser. F, 5.50%, 10/01/2013, (Insd. by FSA)	250,000	286,417
Ser. M, 5.00%, 10/01/2016, (Insd. by FSA)	1,500,000	1,651,215
East Bay, CA Muni. Util. Wtr. Sys. RRB:
5.00%, 06/01/2018, (Insd. by FSA)	345,000	373,994
5.25%, 06/01/2014, (Insd. by MBIA)	1,000,000	1,120,390
5.25%, 06/01/2018, (Insd. by MBIA)	250,000	273,872
Los Angeles, CA Sanitation Equipment Charge RB, Ser. B, 4.25%, 02/01/2016, (Insd. by FSA)	200,000	206,158
Los Angeles, CA Wstwtr. Sys. RRB, 5.00%, 06/01/2014, (Insd. by FSA)	1,800,000	2,005,596
Los Angeles, CA Wtr. & Pwr. RB, Ser. A-1, 5.25%, 07/01/2015	700,000	772,149
Metro. Wtr. Dist. Southern CA Wtrwrks. RRB, Ser. A, 5.375%, 07/01/2013	200,000	226,866
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. Spl. Obl. RB, Ser. A, 4.75%, 10/01/2011	500,000	557,485
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB:
6.00%, 12/01/2015	$ 250,000	$ 295,380
Ser. A, 5.25%, 12/01/2012	275,000	309,557
San Diego, CA Pub. Facs. Fin. Auth. Swr. RB, 6.00%, 05/15/2007, (Insd. by FGIC)	500,000	564,445
Santa Clara Valley, CA Wtr. Dist. COP:
Ser. A, 5.00%, 02/01/2017, (Insd. by FGIC)	700,000	764,743
Ser. A, 5.00%, 02/01/2018, (Insd. by FGIC)	500,000	542,410
13,840,781
Total Municipal Obligations (cost $50,269,725)		52,363,600

	Shares	Value

SHORT-TERM INVESTMENTS 4.2%
MUTUAL FUND SHARES 4.2%
Evergreen California Municipal Money Market Fund (o) (cost $2,330,036)	2,330,036	2,330,036
Total Investments (cost $52,599,761) 98.2%		54,693,636
Other Assets and Liabilities 1.8%		993,294
Net Assets 100.0%		$ 55,686,930

(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of March 31, 2004:

California	94.7%
Puerto Rico	1.0%
Non-state specific	4.3%
Total	100.0%
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

Assets
Identified cost of securities	$ 52,599,761
Net unrealized gains on securities	2,093,875

Market value of securities	54,693,636
Receivable for securities sold	312,251
Receivable for Fund shares sold	100,037
Interest receivable	645,108
Prepaid expenses and other assets	48,451

Total assets	55,799,483

Liabilities
Dividends payable	70,916
Payable for Fund shares redeemed	24,782
Advisory fee payable	528
Distribution Plan expenses payable	209
Due to other related parties	157
Accrued expenses and other liabilities	15,961

Total liabilities	112,553

Net assets	$ 55,686,930

Net assets represented by
Paid-in capital	$ 53,273,215
Overdistributed net investment income	(6,027)
Accumulated net realized gains on securities	325,867
Net unrealized gains on securities	2,093,875

Total net assets	$ 55,686,930

Net assets consists of
Class A	$ 8,367,832
Class B	831,192
Class C	4,325,850
Class I	42,162,056

Total net assets	$ 55,686,930

Shares outstanding
Class A	738,351
Class B	73,342
Class C	381,699
Class I	3,720,237

Net asset value per share
Class A	$ 11.33
Class A -- Offering price (based on sales charge of 4.75%)	$ 11.90
Class B	$ 11.33
Class C	$ 11.33
Class I	$ 11.33

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Year Ended March 31, 2004

Investment income
Interest	$ 1,795,519

Expenses
Advisory fee	175,408
Distribution Plan expenses
Class A	14,583
Class B	5,342
Class C	30,645
Administrative services fee	50,093
Transfer agent fees	4,230
Trustees' fees and expenses	699
Printing and postage expenses	22,197
Custodian and accounting fees	13,857
Registration and filing fees	80,689
Professional fees	18,389
Other	4,782

Total expenses	420,914
Less: Expense reductions	(194)
Expense reimbursements	(17)

Net expenses	420,703

Net investment income	1,374,816

Net realized and unrealized gains or losses on securities
Net realized gains on securities	402,332
Net change in unrealized gains or losses on securities	817,784

Net realized and unrealized gains or losses on securities	1,220,116

Net increase in net assets resulting from operations	$ 2,594,932

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2004		2003(a)

Operations
Net investment income		$ 1,374,816		$ 248,112
Net realized gains on securities		402,332		234,654
Net change in unrealized gains or losses on securities		817,784		(291,249)

Net increase in net assets resulting from operations		2,594,932		191,517

Distributions to shareholders from
Net investment income
Class A		(125,412)		(7,834)
Class B		(10,213)		(297)
Class C		(57,887)		(4,448)
Class I		(1,180,312)		(236,603)
Net realized gains
Class A		(19,831)		0
Class B		(1,666)		0
Class C		(15,245)		0
Class I		(354,499)		0

Total distributions to shareholders		(1,765,065)		(249,182)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	689,097	7,830,283	32,076	355,067
Class B	81,558	905,214	0	0
Class C	286,650	3,214,020	42,587	474,473
Class I	978,939	10,920,565	350,406	3,862,317

		22,870,082		4,691,857

Net asset value of shares issued in reinvestment of distributions
Class A	6,848	76,550	757	8,408
Class B	620	6,957	24	263
Class C	2,706	30,311	157	1,749
Class I	90,712	1,013,802	15,563	172,789

		1,127,620		183,209

Payment for shares redeemed
Class A	(103,774)	(1,162,145)	0	0
Class B	(14,690)	(164,421)	(6,913)	(76,664)
Class C	(28,782)	(320,704)	(4,412)	(49,238)
Class I	(817,079)	(9,163,175)	(100,423)	(1,109,751)

		(10,810,445)		(1,235,653)

Net increase in net assets resulting from capital share transactions		13,187,257		3,639,413

Total increase in net assets		14,017,124		3,581,748
Net assets
Beginning of period		41,669,806		38,088,058

End of period		$ 55,686,930		$ 41,669,806

Overdistributed net investment income		$ (6,027)		$ (7,019)

(a) For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.
See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	December 31, 2002(a)

Operations
Net investment income		$ 934,517
Net realized gains on securities		323,598
Net change in unrealized gains or losses on securities		1,267,985

Net increase in net assets resulting from operations		2,526,100

Distributions to shareholders from
Net investment income
Class A		(943)
Class B		(296)
Class C		(2,395)
Class I		(936,953)
Net realized gains
Class I		(211,130)

Total distributions to shareholders		(1,151,717)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	113,336	1,251,000
Class B	12,729	139,123
Class C	82,724	911,108
Class I	2,110,209	23,152,189

		25,453,420

Net asset value of shares issued in reinvestment of distributions
Class A	11	121
Class B	14	152
Class C	69	771
Class I	70,830	775,474

		776,518

Payment for shares redeemed Class I	(845,362)	(9,301,328)

Net increase in net assets resulting from capital share transactions		16,928,610

Total increase in net assets		18,302,993
Net assets
Beginning of period		19,785,065

End of period		$ 38,088,058

Overdistributed net investment income		$ (5,949)

(a) For Class A, Class B and Class C shares, for the period from November 8, 2002 (commencement of class operations), through December 31, 2002.
See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen California Municipal Bond Fund (the "Fund") (formerly, Evergreen Offit California Municipal Bond Fund) is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

As of the close of business on November 8, 2002, the net assets of OFFIT California Municipal Fund ("OFFIT Fund"), a series of The OFFIT Investment Fund, Inc., were acquired by the Fund in exchange for shares of the Fund. Select shares of OFFIT Fund received Class I shares of the Fund. As OFFIT Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of OFFIT Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

17

NOTES TO FINANCIAL STATEMENTS continued

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.35% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $17. Total amounts subject to recoupment as of March 31, 2004 were $19,317.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

18

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $75,217,224 and $62,899,432, respectively, for the year ended March 31, 2004.

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $52,599,761. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,106,489 and $12,614, respectively, with a net unrealized appreciation of $2,093,875.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed
	Exempt-	Undistributed
Undistributed	Interest	Long-term	Unrealized
Ordinary Income	Income	Capital Gain	Appreciation

$ 134,237	$ 6,027	$ 191,630	$ 2,093,875

Additionally, short-term capital gains are considered ordinary income for tax purposes.

The tax character of distributions paid was as follows:

			Year Ended
	Year Ended March 31,		December 31,
	2004	2003 (a)	2002

Ordinary Income	$ 267,323	$ 0	$ 36,305
Exempt-Interest Income	1,373,152	249,182	931,087
Long-term Capital Gain	124,590	0	184,325

(a) For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

19

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. SUBSEQUENT EVENTS

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.35% and declining to 0.27% as the average daily net assets of the Fund increases.

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

20

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen California Municipal Bond Fund, a series of Evergreen Municipal Trust, as of March 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen California Municipal Bond Fund, as of March 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
May 7, 2004

21

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $124,590 for the fiscal year ended March 31, 2004.

For the fiscal year ended March 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.95%.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

569840   5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Connecticut Municipal Bond Fund

Evergreen Connecticut Municipal Bond Fund: Annual Report as of March 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
21	INDEPENDENT AUDITORS' REPORT
22	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Connecticut Municipal Bond Fund, which covers the 12-month period ended March 31, 2004.

Diversified long-term investors were once again rewarded for their discipline over the past twelve months ended March 31, 2004. Those portfolios properly allocated between equities and fixed income, including municipal securities, managed to weather a variety of storms while contributing to overall performance. Despite geopolitical concerns, periods of volatile interest rates, and changes in tax legislation, investors employing the time-tested strategies of asset allocation were once again able to positively contribute to the long-term performance of their investment portfolios.

The period began with the financial markets focused on the war in Iraq. After an initial surge in equities at the onset of the war, the markets pulled back as the grim realities of war became increasingly evident to investors. This uncertainty led to higher demand for bonds, particularly within the Treasury market, as investors sought solace in a flight to quality. This performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed

1

LETTER TO SHAREHOLDERS continued

was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury surged from a low of 3.1% in June to 4.6% in late July. This "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The sudden volatility in the bond market was accompanied by steady progress within equities throughout the spring and early summer. As varying degrees of clarity within the geopolitical spectrum gradually encouraged investors, several catalysts emerged to provide stocks with ample support. First, the lower Treasury yields offered equity investors attractive relative valuations. Secondly, the new tax laws would provide the lowest tax rates on capital gains and dividends in more than 50 years. And finally, the improved prospects for economic growth resulted in higher profit forecasts for the balance of 2003 and into 2004.

The bond market began to stabilize at the end of the summer as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. This was a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, investors in municipal bonds also experienced heightened concerns related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced that capital preservation would remain a primary, if not dominant, theme

2

LETTER TO SHAREHOLDERS continued

for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly and tax receipts climbed, improving the financial conditions of many of these entities.

During the final months of 2003, diversified investors benefited from the powerful combination of solid growth in GDP and corporate profits. In addition, the lack of sustainable job growth enabled the Federal Reserve to keep rates at 45-year lows, often suggesting that this policy of accommodation could remain for a "considerable period." Indeed, these trends carried over into the new year. Significant increases in capital investment propelled the economy higher, and the benefits of cost cutting and higher productivity drove corporate profits to record levels. As a result, equities continued to trend higher as first quarter and full year profit estimates were ratcheted higher. Payroll growth remained lackluster, and bonds continued to benefit throughout the first quarter of 2004.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

Diane C. Beaver
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS1

Portfolio inception date: 1/31/1981

	Class A	Class B	Class C	Class I
Class inception date	12/30/1997	1/9/1998	3/27/2002	11/24/1997

Nasdaq symbol	ECTAX	ECTBX	ECTCX	ECTYX

Average annual return*

1 year with sales charge	-0.63%	-1.34%	2.66%	N/A

1 year w/o sales charge	4.39%	3.66%	3.66%	4.70%

5 year	3.86%	3.77%	4.73%	5.16%

10 year	4.68%	4.70%	5.15%	5.36%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Connecticut Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 4.39% for the twelve-month period ended March 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Lehman Brothers Municipal Bond Index (LBMBI), returned 5.86%.

The period was characterized by falling yields amidst volatility spurred by mixed economic reports, global commodity fluctuations, and sporadic terrorist concerns. By the end of the period the economy was showing signs of confirmed growth reflected in rising municipal yields. The Federal Reserve remains on hold as it awaits continued confirmation of sustained growth and monitors signs of inflation.

The fund lagged the LBMBI as it is managed for yield and stable NAV while the LBMBI measures total return. Bonds selected to enhance yield and price stability have significantly different characteristics than those securities chosen for their total return potential. The fund's duration is shorter than the LBMBI and is less volatile on market shifts. During periods of falling yields, the fund will under perform the LBMBI. The fund has a large percentage of assets in AA/AAA bonds that offer greater safety, but inherently less yield. There is scant supply of yield paper in Connecticut that is deemed creditworthy for purchase. The fund has a large exposure to Connecticut general obligation debt, which came under price pressure as the state's credit rating was put on negative watch. The state's current ratings are Aa3/AA with a stable outlook that reflects improving economic health.

Investment strategies included purchasing cushion bonds in the intermediate part of the curve that offer yield and stability as the embedded call feature offers price protection in an increasing interest rate environment. This strategy focuses on tax-advantaged income and preservation of capital as prescribed by the fund's prospectus.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of March 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS A	2004	2003	2002	2001	2000
Net asset value, beginning of period	$6.53	$6.24	$6.31	$6.01	$6.38
Income from investment operations
Net investment income	0.24	0.26	0.27	0.27	0.26
Net realized and unrealized gains or losses on securities	0.04	0.29	-0.07	0.30	-0.35
Total from investment operations	0.28	0.55	0.20	0.57	-0.09
Distributions to shareholders from
Net investment income	-0.24	-0.26	-0.27	-0.27	-0.26
Net realized gains	0	0	0	0	-0.02
Total distributions to shareholders	-0.24	-0.26	-0.27	-0.27	-0.28
Net asset value, end of period	$6.57	$6.53	$6.24	$6.31	$6.01
Total return[1]	4.39%	8.98%	3.21%	9.71%	-1.47%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,327	$4,342	$2,907	$3,148	$744
Ratios to average net assets
Expenses[2]	1.10%	0.96%	0.87%	0.87%	0.86%
Net investment income	3.67%	4.03%	4.31%	4.40%	4.25%
Portfolio turnover rate	10%	9%	18%	33%	86%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS B	2004	2003	2002	2001	2000
Net asset value, beginning of period	$6.53	$6.24	$6.31	$6.01	$6.38
Income from investment operations
Net investment income	0.19	0.21	0.22	0.22	0.22
Net realized and unrealized gains or losses on securities	0.04	0.29	-0.07	0.30	-0.35
Total from investment operations	0.23	0.50	0.15	0.52	-0.13
Distributions to shareholders from
Net investment income	-0.19	-0.21	-0.22	-0.22	-0.22
Net realized gains	0	0	0	0	-0.02
Total distributions to shareholders	-0.19	-0.21	-0.22	-0.22	-0.24
Net asset value, end of period	$6.57	$6.53	$6.24	$6.31	$6.01
Total return[1]	3.66%	8.17%	2.44%	8.90%	-2.21%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,148	$4,480	$2,955	$1,788	$1,375
Ratios to average net assets
Expenses[2]	1.80%	1.71%	1.61%	1.62%	1.61%
Net investment income	2.96%	3.26%	3.52%	3.63%	3.45%
Portfolio turnover rate	10%	9%	18%	33%	86%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS C	2004	2003	2002[1]
Net asset value, beginning of period	$6.53	$6.24	$6.24
Income from investment operations
Net investment income	0.19	0.21	0
Net realized and unrealized gains or losses on securities	0.04	0.29	0
Total from investment operations	0.23	0.50	0
Distributions to shareholders from
Net investment income	-0.19	-0.21	0[2]
Net asset value, end of period	$6.57	$6.53	$6.24
Total return[3]	3.66%	8.17%	0.04%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,966	$2,345	$1
Ratios to average net assets
Expenses[4]	1.80%	1.76%	1.61%[5]
Net investment income	2.97%	3.13%	3.52%[5]
Portfolio turnover rate	10%	9%	18%

[1]   For the period from March 27, 2002 (commencement of class operations), to March 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS I1	2004	2003	2002	2001	2000
Net asset value, beginning of period	$6.53	$6.24	$6.31	$6.01	$6.38
Income from investment operations
Net investment income	0.26	0.28	0.29	0.28	0.27
Net realized and unrealized gains or losses on securities	0.04	0.29	-0.07	0.30	-0.35
Total from investment operations	0.30	0.57	0.22	0.58	-0.08
Distributions to shareholders from
Net investment income	-0.26	-0.28	-0.29	-0.28	-0.27
Net realized gains	0	0	0	0	-0.02
Total distributions to shareholders	-0.26	-0.28	-0.29	-0.28	-0.29
Net asset value, end of period	$6.57	$6.53	$6.24	$6.31	$6.01
Total return	4.70%	9.25%	3.47%	9.98%	-1.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$68,275	$63,580	$57,954	$58,938	$70,390
Ratios to average net assets
Expenses[2]	0.80%	0.71%	0.61%	0.62%	0.61%
Net investment income	3.97%	4.28%	4.54%	4.64%	4.47%
Portfolio turnover rate	10%	9%	18%	33%	86%

[1]   Effective at the close of business May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.9%
AIRPORT 2.0%
Connecticut Arpt. Auth. RB, 7.65%, 10/01/2012	$ 1,555,000	$ 1,600,437
COMMUNITY DEVELOPMENT DISTRICT 1.7%
Connecticut Dev. Auth. RB, Mary Wade Home:
Ser. A, 5.60%, 12/01/2007	200,000	220,000
Ser. A, 5.70%, 12/01/2008	100,000	111,423
Ser. A, 6.375%, 12/01/2018	1,000,000	1,101,460
1,432,883
EDUCATION 6.7%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Kent Sch. Corp., Ser. B, 5.50%, 07/01/2015	1,000,000	1,055,990
Univ. of Hartford, Ser. E, 5.00%, 07/01/2013	1,000,000	1,097,910
Westminster Sch., Ser. A, 5.50%, 07/01/2016	1,500,000	1,628,190
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,728,357
5,510,447
ELECTRIC REVENUE 3.3%
Connecticut Dev. Auth. PCRB, 5.85%, 09/01/2028	1,000,000	1,068,700
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	1,500,000	1,660,215
2,728,915
GENERAL OBLIGATION - LOCAL 12.1%
Bridgeport, CT GO, Ser. A, 5.25%, 09/15/2022	1,000,000	1,084,470
Cheshire, CT GO:
5.375%, 10/15/2013	660,000	747,483
5.75%, 08/15/2009	275,000	285,321
Fairfield, CT GO, 4.50%, 01/01/2018	475,000	495,553
Hamden, CT GO, 5.40%, 08/15/2011, (Insd. by MBIA)	1,275,000	1,400,090
Middletown, CT GO, 6.00%, 04/15/2007	1,000,000	1,125,770
Milford, CT GO, 5.20%, 01/15/2013	500,000	569,810
Montville, CT GO, 5.25%, 12/01/2008	300,000	341,304
New Haven, CT GO, Ser. C, 5.00%, 11/01/2019	1,000,000	1,078,920
Plainville, CT GO, 5.00%, 12/01/2017	500,000	543,420
Sherman, CT GO, 5.00%, 08/15/2016	395,000	451,505
Stamford, CT GO, 5.00%, 07/15/2017	200,000	222,898
Waterbury, CT GO:
6.00%, 02/01/2012	645,000	734,294
6.00%, 02/01/2013	680,000	774,139
9,854,977
GENERAL OBLIGATION - STATE 21.5%
Cmnwlth. of Puerto Rico GO:
5.50%, 07/01/2008, (Insd. by MBIA)	205,000	233,190
6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,532,660
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
Connecticut GO:
5.125%, 11/15/2017	$ 2,000,000	$ 2,273,440
6.00%, 03/01/2006	1,000,000	1,086,220
Ser. A, 6.00%, 04/15/2013	3,000,000	3,572,250
Ser. A, 6.25%, 05/15/2006	2,980,000	3,277,493
Ser. C, 5.875%, 08/15/2009	200,000	205,616
Ser. E:
5.00%, 06/01/2020 (+)	2,000,000	2,160,400
5.125%, 11/15/2015	1,000,000	1,100,830
Ser. F, 5.25%, 10/15/2021	1,000,000	1,099,970
17,542,069
HOSPITAL 13.1%
Connecticut Dev. Auth. RB, Elm Park Baptist, Inc. Proj., 5.75%, 12/01/2023	750,000	781,552
Connecticut Hlth. & Edl. Facs. Auth. RB:
Eastern CT Hlth. Network, Ser. A, 6.375%, 07/01/2016	2,000,000	2,313,940
Greenwich Hosp. Assn., Ser. A, 5.40%, 07/01/2009	500,000	545,835
New Britain Gen. Hosp., Ser. B, 5.875%, 07/01/2008, (Insd. by AMBAC)	250,000	257,608
Newington Children's Hosp.:
Ser. B, 5.90%, 07/01/2008, (Insd. by MBIA)	1,000,000	1,030,500
Ser. B, 6.05%, 07/01/2010, (Insd. by MBIA)	250,000	257,702
St. Francis Hosp. & Med. Ctr., 5.375%, 07/01/2013	1,000,000	1,119,430
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,088,390
Veteran's Mem. Med. Ctr., Ser. A, 5.375%, 07/01/2014	1,000,000	1,091,120
Yale New Haven Hosp., Ser. H, 5.625%, 07/01/2016	1,000,000	1,095,880
Med. Univ., SC Hosp. Auth. RB, Ser. A, 6.00%, 08/15/2013	1,000,000	1,127,330
10,709,287
HOUSING 10.4%
Connecticut HFA RB:
4.55%, 11/15/2018	500,000	516,550
Ser. G, 6.00%, 11/15/2027	425,000	445,766
Sub. Ser. B-2, 5.75%, 11/15/2021	750,000	798,750
Group Home Mtge., 5.70%, 06/15/2020	315,000	329,711
Mtge. Fin. Program:
4.75%, 11/15/2018	2,000,000	2,091,760
Ser. D-1, 5.75%, 11/15/2017	550,000	596,447
Sub. Ser. F-3, 5.05%, 11/15/2021	1,000,000	1,054,100
Spl. Needs Mtge., 5.25%, 06/15/2022	2,000,000	2,113,440
East Lyme, CT HFA RB, 4.00%, 07/15/2016	530,000	534,346
8,480,870
INDUSTRIAL DEVELOPMENT REVENUE 1.3%
Farmington, NM PCRB, El Paso Elec. Co. Proj., Ser. A, 6.375%, 06/01/2032	1,000,000	1,043,140
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 1.5%
Connecticut Arpt. Auth. RB, 7.65%, 10/01/2012	$ 695,000	$ 717,935
Connecticut GO, Ser. A, 6.25%, 05/15/2006	20,000	21,970
Connecticut Hlth. & Edl. Facs. Auth. RB, Choate Rosemary Hall, Ser. A, 6.50%, 07/01/2009, (Insd. by MBIA)	225,000	230,328
Guam Pwr. Auth. RB, Ser. A, 5.90%, 10/01/2008, (Insd. by AMBAC)	250,000	261,058
1,231,291
RESOURCE RECOVERY 3.7%
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., 1.05%, VRDN	1,000,000	1,000,000
Connecticut Resource Recovery Auth. RB, American Fuel Co., Ser. A-1, 5.50%, 11/15/2015	1,000,000	1,048,830
Eastern Connecticut Resource Recovery Auth. RB, Wheelabrator Lisbon Proj., Ser. A, 5.50%, 01/01/2014	1,000,000	1,021,100
3,069,930
SPECIAL TAX 13.9%
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A, 6.00%, 06/01/2006, (Insd. by FGIC)	1,000,000	1,096,010
Ser. B, 6.50%, 10/01/2010 (++)	3,905,000	4,745,278
Ser. C, 6.00%, 10/01/2008	3,800,000	4,415,448
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	1,000,000	1,132,210
11,388,946
STUDENT LOAN 1.1%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%, 11/15/2008	845,000	889,582
TOBACCO REVENUE 0.6%
Children's Trust Fund, Puerto Rico Tobacco Settlement RB, 5.375%, 05/15/2033	480,000	472,675
TRANSPORTATION 2.6%
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,102,960
WATER & SEWER 4.4%
Cmnwlth. of Puerto Rico Aqueduct & Swr. Auth. RB, 5.20%, 07/01/2008, (Insd. by MBIA)	1,000,000	1,125,380
South Central, CT Regl. Wtr. Auth. RB, 5.25%, 08/01/2014	1,000,000	1,131,130
Stamford, CT Wtr. Pollution Ctl. Sys. & Facs. RB:
Ser. A, 5.00%, 11/15/2018	185,000	200,725
Ser. A, 5.00%, 11/15/2019	405,000	437,068
Ser. A, 5.00%, 11/15/2020	225,000	241,328
Ser. A, 5.00%, 11/15/2021	420,000	448,409
3,584,040
Total Municipal Obligations (cost $75,677,053)		81,642,449
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Shares	Value

SHORT-TERM INVESTMENTS 1.2%
MUTUAL FUND SHARES 1.2%
Evergreen Institutional Municipal Money Market Fund (o) (cost $993,522)	993,522	$ 993,522
Total Investments (cost $76,670,575) 101.1%		82,635,971
Other Assets and Liabilities (1.1%)		(919,782)
Net Assets 100.0%		$ 81,716,189

(+)	When-issued security
(++)	All or a portion of this security has been segregated for when-issued securities.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Corp.
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at March 31, 2004.

The following table shows the percent of total investments by geographic location as of March 31, 2004:

Connecticut	86.0%
Puerto Rico	7.3%
South Carolina	2.7%
New Mexico	1.3%
Georgia	1.2%
Guam	0.3%
Non-state specific	1.2%
Total	100.0%
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

Assets
Identified cost of securities	$ 76,670,575
Net unrealized gains on securities	5,965,396

Market value of securities	82,635,971
Receivable for Fund shares sold	130,000
Interest receivable	1,377,582
Prepaid expenses and other assets	22,965

Total assets	84,166,518

Liabilities
Dividends payable	237,042
Payable for securities purchased	2,191,580
Advisory fee payable	1,156
Distribution Plan expenses payable	245
Due to other related parties	260
Accrued expenses and other liabilities	20,046

Total liabilities	2,450,329

Net assets	$ 81,716,189

Net assets represented by
Paid-in capital	$ 77,957,241
Overdistributed net investment income	(28,544)
Accumulated net realized losses on securities	(2,177,904)
Net unrealized gains on securities	5,965,396

Total net assets	$ 81,716,189

Net assets consists of
Class A	$ 6,327,125
Class B	5,148,064
Class C	1,966,260
Class I	68,274,740

Total net assets	$ 81,716,189

Shares outstanding
Class A	963,558
Class B	783,999
Class C	299,449
Class I	10,397,589

Net asset value per share
Class A	$ 6.57
Class A -- Offering price (based on sales charge of 4.75%)	$ 6.90
Class B	$ 6.57
Class C	$ 6.57
Class I	$ 6.57

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended March 31, 2004

Investment income
Interest	$ 3,743,995

Expenses
Advisory fee	408,015
Distribution Plan expenses
Class A	17,403
Class B	50,171
Class C	25,072
Administrative services fee	78,429
Transfer agent fees	10,333
Trustees' fees and expenses	1,105
Printing and postage expenses	22,897
Custodian and accounting fees	20,639
Registration and filing fees	56,772
Professional fees	24,424
Other	7,347

Total expenses	722,607
Less: Expense reductions	(233)
Expense reimbursements	(238)

Net expenses	722,136

Net investment income	3,021,859

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(3,974)
Net change in unrealized gains or losses on securities	434,856

Net realized and unrealized gains or losses on securities	430,882

Net increase in net assets resulting from operations	$ 3,452,741

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2004		2003

Operations
Net investment income		$ 3,021,859		$ 2,927,545
Net realized losses on securities		(3,974)		(22,292)
Net change in unrealized gains or losses on securities		434,856		3,018,788

Net increase in net assets resulting from operations		3,452,741		5,924,041

Distributions to shareholders from
Net investment income
Class A		(213,586)		(153,918)
Class B		(149,421)		(120,761)
Class C		(74,830)		(29,765)
Class I		(2,594,344)		(2,649,496)

Total distributions to shareholders		(3,032,181)		(2,953,940)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	581,287	3,809,398	415,597	2,667,942
Class B	147,355	970,877	311,190	2,006,613
Class C	170,443	1,119,433	356,147	2,304,865
Class I	1,691,902	11,084,623	2,086,999	13,479,006

		16,984,331		20,458,426

Net asset value of shares issued in reinvestment of distributions
Class A	21,482	140,281	11,358	73,428
Class B	14,483	94,615	10,246	66,267
Class C	7,348	47,991	3,088	20,086
Class I	1,713	11,184	2,067	13,345

		294,071		173,126

Payment for shares redeemed
Class A	(304,380)	(1,978,451)	(227,553)	(1,456,378)
Class B	(64,262)	(420,629)	(108,480)	(695,252)
Class C	(237,577)	(1,547,155)	(160)	(1,034)
Class I	(1,036,653)	(6,782,977)	(1,633,198)	(10,519,476)

		(10,729,212)		(12,672,140)

Net increase in net assets resulting from capital share transactions		6,549,190		7,959,412

Total increase in net assets		6,969,750		10,929,513
Net assets
Beginning of period		74,746,439		63,816,926

End of period		$ 81,716,189		$ 74,746,439

Overdistributed net investment income		$ (28,544)		$ (18,222)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Connecticut Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

17

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.52% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $238. Total amounts subject to recoupment as of March 31, 2004 were $12,912.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

18

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $16,798,109 and $7,719,120, respectively, for the year ended March 31, 2004.

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $76,670,575. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,998,925 and $33,529, respectively, with a net unrealized appreciation of $5,965,396.

As of March 31, 2004, the Fund had $2,177,904 in capital loss carryovers for federal income tax purposes with $310,076 expiring in 2008, $1,831,312 expiring in 2009 and $36,516 expiring in 2012.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryover

$ 28,544	$ 5,965,396	$ 2,177,904

The tax character of distributions paid was as follows:

	Year Ended March 31,
	2004	2003

Ordinary Income	$ 7,035	$ 8,840
Exempt-Interest Income	3,025,146	2,945,100

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

19

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. SUBSEQUENT EVENTS

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.42% and declining to 0.27% as the average daily net assets of the Fund increases.

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

20

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Connecticut Municipal Bond Fund, a series of Evergreen Municipal Trust, as of March 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Connecticut Municipal Bond Fund, as of March 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
May 7, 2004

21

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.77%.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566392 rv1   5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen New Jersey Municipal Bond Fund

Evergreen New Jersey Municipal Bond Fund: Annual Report as of March 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
24	INDEPENDENT AUDITORS' REPORT
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen New Jersey Municipal Bond Fund, which covers the 12-month period ended March 31, 2004.

Diversified long-term investors were once again rewarded for their discipline over the past twelve months ended March 31, 2004. Those portfolios properly allocated between equities and fixed income, including municipal securities, managed to weather a variety of storms while contributing to overall performance. Despite geopolitical concerns, periods of volatile interest rates, and changes in tax legislation, investors employing the time-tested strategies of asset allocation were once again able to positively contribute to the long-term performance of their investment portfolios.

The period began with the financial markets focused on the war in Iraq. After an initial surge in equities at the onset of the war, the markets pulled back as the grim realities of war became increasingly evident to investors. This uncertainty led to higher demand for bonds, particularly within the Treasury market, as investors sought solace in a flight to quality. This performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed

1

LETTER TO SHAREHOLDERS continued

was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury surged from a low of 3.1% in June to 4.6% in late July. This "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The sudden volatility in the bond market was accompanied by steady progress within equities throughout the spring and early summer. As varying degrees of clarity within the geopolitical spectrum gradually encouraged investors, several catalysts emerged to provide stocks with ample support. First, the lower Treasury yields offered equity investors attractive relative valuations. Secondly, the new tax laws would provide the lowest tax rates on capital gains and dividends in more than 50 years. And finally, the improved prospects for economic growth resulted in higher profit forecasts for the balance of 2003 and into 2004.

The bond market began to stabilize at the end of the summer as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. This was a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, investors in municipal bonds also experienced heightened concerns related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced that capital preservation would remain a primary, if not dominant, theme

2

LETTER TO SHAREHOLDERS continued

for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly and tax receipts climbed, improving the financial conditions of many of these entities.

During the final months of 2003, diversified investors benefited from the powerful combination of solid growth in GDP and corporate profits. In addition, the lack of sustainable job growth enabled the Federal Reserve to keep rates at 45-year lows, often suggesting that this policy of accommodation could remain for a "considerable period." Indeed, these trends carried over into the new year. Significant increases in capital investment propelled the economy higher, and the benefits of cost cutting and higher productivity drove corporate profits to record levels. As a result, equities continued to trend higher as first quarter and full year profit estimates were ratcheted higher. Payroll growth remained lackluster, and bonds continued to benefit throughout the first quarter of 2004.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a new feature that presents a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

Keith D. Lowe, CFA
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS1

Portfolio inception date: 7/16/1991

	Class A	Class B	Class C	Class I
Class inception date	7/16/1991	1/30/1996	3/27/2002	2/8/1996

Nasdaq symbol	ENJAX	ENJBX	ENJCX	ENJYX

Average annual return*

1 year with sales charge	-0.38%	-1.13%	2.87%	N/A

1 year w/o sales charge	4.61%	3.87%	3.87%	4.92%

5 year	3.70%	3.48%	4.39%	4.87%

10 year	5.21%	4.98%	5.55%	5.82%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen New Jersey Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 4.61% for the twelve-month period ended March 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Lehman Brothers Municipal Bond Index, returned 5.86%.

The period was characterized by falling yields amidst volatility spurred by mixed economic reports, commodity price fluctuations and sporadic heightening of the Iraq war and terrorist activity. In late June, the interest rate cycle hit its lowest point in 40 years. The unwinding of this overbought level in July was violent and swift. As the market settled back into the low inflation, jobless recovery mode for the next six months, yields fell back to nearly their June lows by early March. However, by the end of the period the economy seemed to be fully engaged in recovery and municipal yields had started to rise in anticipation of future rate hike decisions. Although the Federal Reserve is currently executing a patient strategy, the economy has started to show the type of employment numbers, GDP growth and inflation that will eventually support their move.

The municipal curve has maintained its overall steepness throughout the year with the 1-30 year spread compressing only 15 basis points. The most noticeable change occurred in the 2-10 year range as it started to flatten on better economic news. This change in shape allowed those investors who purchase longer maturity bonds in search of incremental yield to benefit on a total return basis for the year.

The fund lagged its index for the year. The main reason for the underperformance is the inherent difference between a total return index and the yield and stability of NAV approach that the fund employs. The fund was able to continue to pay out a competitive dividend.

The major detractor from the performance of the fund during this period of declining rates was the lack of longer maturity and higher duration bonds with lower coupons. The fund maintained positions in higher coupon, less price sensitive bonds that did not enjoy as much of a run up in price as the market moved higher. On the positive side, the fund did not have any credit situations that detracted from its performance.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of March 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS A	2004	2003	2002	2001	2000
Net asset value, beginning of period	$11.18	$10.79	$10.96	$10.48	$11.16
Income from investment operations
Net investment income	0.43	0.47	0.49	0.50	0.51
Net realized and unrealized gains or losses on securities	0.08	0.39	-0.17	0.48	-0.66
Total from investment operations	0.51	0.86	0.32	0.98	-0.15
Distributions to shareholders from
Net investment income	-0.43	-0.47	-0.49	-0.50	-0.51
Net realized gains	0	0	0	0	-0.02
Total distributions to shareholders	-0.43	-0.47	-0.49	-0.50	-0.53
Net asset value, end of period	$11.26	$11.18	$10.79	$10.96	$10.48
Total return[1]	4.61%	8.04%	2.99%	9.64%	-1.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$59,206	$55,422	$63,623	$29,475	$28,135
Ratios to average net assets
Expenses[2]	0.92%	0.77%	0.67%	0.69%	0.56%
Net investment income	3.79%	4.19%	4.47%	4.72%	4.72%
Portfolio turnover rate	24%	30%	19%	16%	55%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS B	2004	2003	2002	2001	2000
Net asset value, beginning of period	$11.18	$10.79	$10.96	$10.48	$11.16
Income from investment operations
Net investment income	0.35	0.37	0.40	0.41	0.41
Net realized and unrealized gains or losses on securities	0.08	0.39	-0.17	0.48	-0.66
Total from investment operations	0.43	0.76	0.23	0.89	-0.25
Distributions to shareholders from
Net investment income	-0.35	-0.37	-0.40	-0.41	-0.41
Net realized gains	0	0	0	0	-0.02
Total distributions to shareholders	-0.35	-0.37	-0.40	-0.41	-0.43
Net asset value, end of period	$11.26	$11.18	$10.79	$10.96	$10.48
Total return[1]	3.87%	7.13%	2.06%	8.65%	-2.21%
Ratios and supplemental data
Net assets, end of period (thousands)	$33,148	$35,651	$26,018	$20,152	$19,582
Ratios to average net assets
Expenses[2]	1.62%	1.60%	1.57%	1.59%	1.47%
Net investment income	3.08%	3.34%	3.60%	3.81%	3.81%
Portfolio turnover rate	24%	30%	19%	16%	55%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS C	2004	2003	2002[1]
Net asset value, beginning of period	$11.18	$10.79	$10.80
Income from investment operations
Net investment income	0.35	0.37	0
Net realized and unrealized gains or losses on securities	0.08	0.39	-0.01
Total from investment operations	0.43	0.76	-0.01
Distributions to shareholders from
Net investment income	-0.35	-0.37	0[2]
Net asset value, end of period	$11.26	$11.18	$10.79
Total return[3]	3.87%	7.13%	-0.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$10,126	$8,007	$1
Ratios to average net assets
Expenses[4]	1.62%	1.58%	1.57%[5]
Net investment income	3.08%	3.22%	3.60%[5]
Portfolio turnover rate	24%	30%	19%

[1]   For the period from March 27, 2002 (commencement of class operations), to March 31, 2002.

[2]   Amount represents less than $0.005 per share

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS I1	2004	2003	2002	2001	2000
Net asset value, beginning of period	$11.18	$10.79	$10.96	$10.48	$11.16
Income from investment operations
Net investment income	0.46	0.48	0.51	0.51	0.52
Net realized and unrealized gains or losses on securities	0.08	0.39	-0.17	0.48	-0.66
Total from investment operations	0.54	0.87	0.34	0.99	-0.14
Distributions to shareholders from
Net investment income	-0.46	-0.48	-0.51	-0.51	-0.52
Net realized gains	0	0	0	0	-0.02
Total distributions to shareholders	-0.46	-0.48	-0.51	-0.51	-0.54
Net asset value, end of period	$11.26	$11.18	$10.79	$10.96	$10.48
Total return	4.92%	8.20%	3.09%	9.74%	-1.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$181,649	$178,219	$172,284	$177,206	$168,632
Ratios to average net assets
Expenses[2]	0.63%	0.60%	0.57%	0.60%	0.47%
Net investment income	4.08%	4.36%	4.61%	4.81%	4.83%
Portfolio turnover rate	24%	30%	19%	16%	55%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 95.7%
AIRPORT 2.7%
Port Auth. NY & NJ Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025	$5,000,000	$ 5,429,750
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,248,260
7,678,010
COMMUNITY DEVELOPMENT DISTRICT 0.5%
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	1,250,000	1,383,400
CONTINUING CARE RETIREMENT COMMUNITY 4.7%
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Assisted
Living, Ser. A, 6.90%, 07/01/2019	1,575,000	1,548,587
New Jersey EDA RB:
1st Mtge., Reformed Church, 5.38%, 12/01/2018	1,150,000	1,154,704
1st Mtge., The Evergreens:
6.00%, 10/01/2017	680,000	697,020
6.00%, 10/01/2022	4,140,000	4,182,021
Evergreens Proj., 5.88%, 10/01/2012	2,000,000	2,001,080
Franciscan Oaks Proj.:
5.60%, 10/01/2012	1,000,000	991,480
5.70%, 10/01/2017	3,000,000	2,782,140
13,357,032
EDUCATION 5.0%
Mercer Cnty., NJ Impt. Auth. RB, Sch. Dist. Proj.:
5.25%, 01/15/2021	1,320,000	1,438,114
5.25%, 01/15/2022	1,000,000	1,084,850
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A,
5.95%, 12/15/2012	500,000	600,905
New Jersey EDA RB, Rutgers State Univ. Civic Ctr., 6.13%,
07/01/2024, (Insd. by AMBAC)	55,000	56,686
New Jersey Edl. Facs. Auth. RB:
5.13%, 09/01/2010	2,000,000	2,141,860
Kean Univ., Ser. D:
5.25%, 07/01/2019	1,000,000	1,103,110
5.25%, 07/01/2020	1,000,000	1,097,410
Princeton Univ.:
Ser. A, 5.25%, 09/01/2018, (Insd. by AMBAC)	3,895,000	4,286,681
Ser. A, 5.75%, 07/01/2009	250,000	252,952
Ser. H, 5.25%, 07/01/2017	1,865,000	2,128,674
14,191,242
ELECTRIC REVENUE 0.4%
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	1,000,000	1,106,810
ESCROW 0.0%
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	59,486
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	50,000	59,013
118,499
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 5.7%
Atlantic Cnty., NJ GO, Spl. Svcs. Vocational Sch., 5.70%,
08/01/2006, (Insd. by MBIA)	$ 300,000	$ 328,539
Bergen Cnty., NJ GO, 5.25%, 10/01/2010	1,000,000	1,079,200
Branchburg Township, NJ GO, 6.45%, 08/01/2005	160,000	170,707
Brigantine, NJ GO, 6.35%, 08/01/2004, (Insd. by MBIA)	500,000	502,185
Cmnwlth. of Puerto Rico GO, 5.38%, 07/01/2021	1,000,000	1,126,150
Eatontown, NJ GO, 6.70%, 10/01/2004	250,000	256,905
Essex Cnty., NJ Impt. Auth. GO, 5.80%, 11/01/2007	500,000	564,505
Flemington Raritan, NJ GO, Sch. Dist., 5.70%, 05/01/2006	50,000	51,194
Franklin Township, NJ GO, Sch. Dist., 6.20%, 04/01/2005	500,000	524,830
Freehold Township, NJ Board of Ed. GO, 5.40%, 07/15/2024, (Insd. by FSA)	1,455,000	1,579,155
Freehold, NJ Regl. High Sch. GO:
5.60%, 03/01/2012	1,630,000	1,883,661
5.60%, 03/01/2013	1,065,000	1,230,735
Gloucester Township, NJ GO, 5.45%, 07/15/2007, (Insd. by AMBAC)	500,000	558,590
Hunterdon, NJ Central Regl. High Sch. Dist. GO, 5.65%, 05/01/2014, (Insd. by FSA)	1,000,000	1,068,510
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	487,836
Middletown Township, NJ GO, 5.20%, 08/01/2007	335,000	370,731
Millburn Township, NJ Board of Ed. GO, 5.35%, 07/15/2011	960,000	1,109,798
Morris Cnty., NJ GO, 6.00%, 07/15/2004	1,000,000	1,014,360
No. Brunswick Township, NJ Board of Ed. GO, 7.15%, 12/15/2004	250,000	260,487
Randolph Township, NJ GO, Sch. Dist., 6.30%, 03/15/2006, (Insd. by FSA)	500,000	546,790
Tinton Falls, NJ Schools GO, 5.85%, 10/15/2004, (Insd. by MBIA)	745,000	764,437
Voorhees Township, NJ GO:
5.95%, 07/15/2007	370,000	418,074
6.88%, 09/01/2004	200,000	204,700
Washington Township, NJ GO, Board of Ed., 7.50%, 04/15/2009	130,000	161,129
16,263,208
GENERAL OBLIGATION - STATE 4.6%
Cmnwlth. of Puerto Rico GO, 6.50%, 07/01/2008, (Insd. by MBIA)	1,115,000	1,310,950
New Jersey GO:
Ser. D, 5.80%, 02/15/2007	500,000	554,690
Ser. E, 6.00%, 07/15/2009	6,500,000	7,604,090
Ser. F, 5.50%, 08/01/2011	3,000,000	3,477,450
12,947,180
HOSPITAL 12.0%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 5.75%, 07/01/2022	500,000	537,645
Doctor's Cmnty. Hosp., Inc., 5.75%, 07/01/2013	2,500,000	2,547,300
New Jersey Hlth. Care Facs. Fin. Auth. RB:
6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,594,525
Atlantic City Med. Ctr., 6.00%, 07/01/2012	3,000,000	3,420,150
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	3,825,000	4,023,632
Capital Hlth. Sys. Obl. Group, Ser. A, 5.75%, 07/01/2023	1,000,000	1,051,140
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Hackensack Univ. Med. Ctr., 5.88%, 01/01/2015	$ 1,000,000	$ 1,086,170
Jersey City Med. Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	2,000,000	2,062,760
Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	2,000,000	2,169,220
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	4,261,575
5.63%, 07/01/2011, (Insd. by FSA)	6,235,000	7,072,298
St. Joseph's Hosp. & Med. Ctr., 5.70%, 07/01/2011	1,000,000	1,072,420
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., Ser. A,
6.00%, 01/15/2022	2,900,000	3,132,609
34,031,444
HOUSING 7.4%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	2,000,000	2,145,960
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	1,250,000	1,359,075
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	3,000,000	3,200,070
5.45%, 11/01/2014, (Insd. by FSA)	1,000,000	1,062,760
5.70%, 05/01/2020, (Insd. by FSA)	225,000	241,927
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	1,000,000	1,075,230
Ser. F:
5.05%, 11/01/2013, (Insd. by FSA)	2,650,000	2,873,183
5.30%, 05/01/2015, (Insd. by FSA)	405,000	438,137
5.30%, 11/01/2015, (Insd. by FSA)	425,000	459,773
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB:
5.30%, 10/01/2008, (Insd. by MBIA)	3,140,000	3,382,942
5.40%, 10/01/2009, (Insd. by MBIA)	4,385,000	4,736,984
20,976,041
INDUSTRIAL DEVELOPMENT REVENUE 3.0%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, Federal Express Corp.
Proj., 6.38%, 04/01/2021	4,000,000	4,268,360
New Jersey EDA Market Transition Facility RB, Sr. Lien, Ser. A,
5.00%, 07/01/2011, (Insd. by MBIA)	1,000,000	1,128,010
Ohio Wtr. Dev. Auth. Solid Wst. Disp. RB, North Star BHP Steel
Cargill, 6.30%, 09/01/2020	3,000,000	3,133,050
8,529,420
LEASE 6.7%
Burlington Cnty., NJ Bridge Commission RB, Cnty. Gtd. Governmental
Leasing Program:
5.25%, 08/15/2020	1,000,000	1,085,180
5.25%, 08/15/2021	1,500,000	1,620,030
Burlington Cnty., NJ RB, Bridge Cnty. Gtd. Govt. Loan Program,
5.00%, 12/01/2020	905,000	971,662
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Fac. Proj.,
5.75%, 10/01/2012, (Insd. by FGIC)	3,090,000	3,576,953
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Gloucester Cnty., NJ Improvement Auth. Lease RB, Refunding, Ser. A:
5.00%, 12/01/2016, (Insd. by AMBAC)	$1,000,000	$ 1,108,080
5.00%, 12/01/2017, (Insd. by AMBAC)	1,395,000	1,534,179
Mercer Cnty., NJ Impt. Auth. RB, Govt. Leasing, 5.40%, 12/01/2005	900,000	912,015
Montgomery Cnty., MD Revenue Auth. Lease RB, Germantown Indoor Swim
Ctr. Proj., 5.00%, 04/01/2016 #	1,540,000	1,691,213
New Jersey EDA RB Dept. of Human Svcs.:
5.75%, 07/01/2013	1,100,000	1,266,177
Ser. A, 5.70%, 07/01/2012 ##	2,430,000	2,742,571
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	546,150
New Jersey EDRB, 5.25%, 11/15/2018	1,745,000	1,926,777
18,980,987
MISCELLANEOUS REVENUE 1.9%
Cmnwlth. of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A.,
6.25%, 07/01/2009, (Insd. by AMBAC)	250,000	297,200
Garden State Preservation Trust RB, Ser. A, 5.25%, 11/01/2018	2,860,000	3,185,554
New Jersey Env. Infrastructure Trust RB, Ser. B, 5.00%, 09/01/2015	1,705,000	1,827,282
5,310,036
PORT AUTHORITY 12.7%
Delaware River & Bay Auth. RB:
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,076,380
Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	850,545
Delaware River Port Auth., PA & NJ RB:
5.40%, 01/01/2015, (Insd. by FGIC)	2,500,000	2,690,950
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,076,380
Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,847,651
Port Auth. NY & NJ RB:
Ser. 4, 6.75%, 10/01/2011	5,000,000	5,215,350
Ser. 1038, 5.50%, 05/15/2010, (Insd. by FGIC)	5,000,000	6,256,200
Ser. B, 6.00%, 07/15/2008	7,275,000	7,990,569
Ser. H, 5.60%, 12/01/2009	650,000	674,219
Port of Seattle, WA RRB, Ser. D, 6.00%, 02/01/2011, (Insd. by MBIA)	2,000,000	2,301,560
So. Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	3,134,700
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	52,524
36,167,028
PRE-REFUNDED 2.2%
Camden Cnty., NJ Impt. Auth. Lease RB, 5.63%, 10/01/2015, (Insd. by MBIA)	500,000	542,380
Cmnwlth. of Puerto Rico GO, 6.50%, 07/01/2023	1,000,000	1,028,660
Essex Cnty., NJ Utils. Auth. Solid Wst. RB, Ser. A:
5.50%, 04/01/2011, (Insd. by FSA)	250,000	274,325
5.60%, 04/01/2016, (Insd. by FSA)	250,000	274,817
New Jersey Edl. Facs. Auth. RB, Harrogate, Inc., Ser. B, 5.80%,
07/01/2009, (Insd. by AMBAC)	500,000	510,940
No. Brunswick Township, NJ Board of Ed. GO, 6.30%, 02/01/2012	150,000	156,497
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
So. Brunswick Township, NJ Board of Ed. GO, 6.40%, 08/01/2011,
(Insd. by FGIC)	$1,000,000	$ 1,068,870
Sparta Township, NJ GO, 5.80%, 09/01/2023, (Insd. by MBIA)	1,100,000	1,208,691
Toms River, NJ GO, Board of Ed. Sch. Bond Reserve Act, 5.75%,
07/15/2019, (Insd. by FGIC)	1,095,000	1,230,692
6,295,872
PUBLIC FACILITIES 2.7%
New Jersey Sports & Exposition Auth. RB, Ser. A:
5.25%, 09/01/2015	1,445,000	1,626,579
5.75%, 03/01/2010, (Insd. by MBIA)	4,085,000	4,757,391
6.00%, 03/01/2015, (Insd. by MBIA)	1,000,000	1,161,030
7,545,000
SOLID WASTE 3.2%
Oregon Economic Dev. Dept. Solid Wst. Disp. RB, Weyerhaeuser Co.
Proj., 2.02%, 10/01/2023 VRDN	1,000,000	1,000,000
Port Longview, WA Indl. Dev. Corp. Solid Wst. Disposal RB,
Weyerhaeuser Co. Proj., 2.02%, 10/01/2028 VRDN	8,200,000	8,200,000
9,200,000
SPECIAL TAX 2.7%
New Jersey TAN & RAN, 2.00%, 06/25/2004	1,885,000	1,889,524
Puerto Rico Cmnwlth. TAN & RAN, 2.00%, 07/30/2004	2,500,000	2,507,925
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	3,000,000	3,166,860
7,564,309
STUDENT LOAN 0.2%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%,
06/01/2016, (Insd. by AMBAC)	670,000	689,611
TOBACCO REVENUE 1.0%
Tobacco Settlement Fin. Corp., NJ RB, 5.75%, 06/01/2032	3,000,000	2,790,870
TRANSPORTATION 11.1%
Cmnwlth. of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Gtd. by IBC & Insd. by MBIA)	2,300,000	2,701,189
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,445,840
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,172,200
New Jersey Hwy. Auth. RB, 5.15%, 01/01/2007	1,000,000	1,089,460
New Jersey Trans. Corp. COP:
6.50%, 10/01/2016, (Insd. by FSA)	300,000	343,938
Federal Trans. Administration Grants, Ser. A, 5.75%, 09/15/2011, (Insd. by AMBAC)	1,150,000	1,337,508
New Jersey Trans. Trust Fund Auth. RB:
Trans. Sys., Ser. A:
5.63%, 06/15/2013	1,200,000	1,400,784
5.63%, 06/15/2014	1,500,000	1,754,625
5.75%, 06/15/2015	1,300,000	1,523,015
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New Jersey Trans. Trust Fund Auth. RB:
6.00%, 12/15/2006, (Insd. by AMBAC)	$3,000,000	$ 3,341,220
Trans. Sys., Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	1,000,000	1,208,086
New Jersey Turnpike Auth. RB, Ser. A, 5.75%, 01/01/2018, (Insd. by MBIA)	3,300,000	3,747,843
New Jersey Turnpike Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	3,000,000	3,714,673
Port Auth. of NY & NJ RB, 5.00%, 12/15/2012	5,000,000	5,720,700
31,501,081
UTILITY 1.0%
Atlantic Cnty., NJ Util. Auth. RRB, 5.25%, 01/15/2015	2,655,000	2,980,291
WATER & SEWER 4.3%
Bergen Cnty., NJ Util. Auth. Wtr. & PCRB, 5.63%, 12/15/2004, (Insd. by FGIC)	500,000	516,000
Cmnwlth. of Puerto Rico, Aqueduct & Swr. Auth. RB, 6.25%,
07/01/2012, (Insd. by MBIA)	1,000,000	1,221,990
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009,
(Insd. by AMBAC)	1,000,000	1,143,250
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	275,298
New Jersey Wstwtr. Treatment RB:
5.25%, 09/01/2012	1,000,000	1,097,680
Ser. A, 5.25%, 11/01/2008, (Insd. by MBIA)	1,000,000	1,120,810
Ser. A, 7.00%, 05/15/2007, (Insd. by MBIA)	2,670,000	3,082,568
Ser. C, 6.63%, 05/15/2007, (Insd. by MBIA)	2,000,000	2,286,400
Secaucus, NJ Muni. Utils. Auth. Swr. RB, 6.10%, 12/01/2010	500,000	525,235
Stafford, NJ Muni. Utils. Auth. RB, 6.20%, 06/01/2007, (Insd. by MBIA)	370,000	372,960
Stony Brook Regl. Swr. Auth. NJ RB, Ser. B, 5.45%, 12/01/2012	500,000	582,725
12,224,916
Total Municipal Obligations (cost $251,773,340)		271,832,287

	Shares	Value

SHORT-TERM INVESTMENTS 3.7%
MUTUAL FUND SHARES 3.7%
Evergreen Institutional Municipal Money Market Fund (o) (cost $10,645,908)	10,645,908	10,645,908
Total Investments (cost $262,419,248) 99.4%		282,478,195
Other Assets and Liabilities 0.6%		1,650,579
Net Assets 100.0%		$ 284,128,774
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2004

#	When-issued security.
##	All or a portion of the security has been segregated for when-issued securities.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	PCRB	Pollution Control Revenue Bond
EDRB	Economic Development Revenue Bond	RAN	Revenue Anticipation Note
FGIC	Financial Guaranty Insurance Corp.	RB	Revenue Bond
FHA	Federal Housing Authority	RHA	Resource Healthcare of America, Inc.
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
IBC	Insured Bond Certification	TAN	Tax Anticipation Note
		VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at March 31, 2004.

The following table shows the percent of total investments by geographic location as of March 31, 2004:

New Jersey	76.5%
Puerto Rico	4.9%
Washington	3.7%
Delaware	3.7%
Maryland	1.7%
Texas	1.5%
Pennsylvania	1.1%
Ohio	1.1%
U.S. Virgin Islands	1.1%
Georgia	0.5%
Oregon	0.4%
Non-state specific	3.8%
Total	100.0%
See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

Assets
Identified cost of securities	$ 262,419,248
Net unrealized gains on securities	20,058,947

Market value of securities	282,478,195
Receivable for Fund shares sold	137,076
Interest receivable	4,088,957
Prepaid expenses and other assets	13,976

Total assets	286,718,204

Liabilities
Dividends payable	713,809
Payable for securities purchased	1,688,586
Payable for Fund shares redeemed	140,388
Advisory fee payable	3,251
Distribution Plan expenses payable	1,662
Due to other related parties	6,201
Accrued expenses and other liabilities	35,533

Total liabilities	2,589,430

Net assets	$ 284,128,774

Net assets represented by
Paid-in capital	$ 272,532,644
Undistributed net investment income	13,939
Accumulated net realized losses on securities	(8,476,756)
Net unrealized gains on securities	20,058,947

Total net assets	$ 284,128,774

Net assets consists of
Class A	$ 59,205,868
Class B	33,147,671
Class C	10,126,204
Class I	181,649,031

Total net assets	$ 284,128,774

Shares outstanding
Class A	5,259,251
Class B	2,944,520
Class C	899,507
Class I	16,135,824

Net asset value per share
Class A	$ 11.26
Class A -- Offering price (based on sales charge of 4.75%)	$ 11.82
Class B	$ 11.26
Class C	$ 11.26
Class I	$ 11.26

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended March 31, 2004

Investment income
Interest	$ 13,248,076

Expenses
Advisory fee	1,181,449
Distribution Plan expenses
Class A	174,340
Class B	353,582
Class C	95,535
Administrative services fee	281,174
Transfer agent fees	66,590
Trustees' fees and expenses	3,941
Printing and postage expenses	21,681
Custodian and accounting fees	74,655
Registration and filing fees	54,849
Professional fees	20,401
Other	54,235

Total expenses	2,382,432
Less: Expense reductions	(804)
Expense reimbursements	(1,905)

Net expenses	2,379,723

Net investment income	10,868,353

Net realized and unrealized gains or losses on securities
Net realized gains on securities	589,031
Net change in unrealized gains or losses on securities	1,329,194

Net realized and unrealized gains or losses on securities	1,918,225

Net increase in net assets resulting from operations	$ 12,786,578

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2004		2003

Operations
Net investment income		$ 10,868,353		$ 11,148,621
Net realized gains or losses on securities		589,031		(1,057,590)
Net change in unrealized gains or losses on securities		1,329,194		10,348,094

Net increase in net assets resulting from operations		12,786,578		20,439,125

Distributions to shareholders from
Net investment income
Class A		(2,205,360)		(2,208,415)
Class B		(1,091,240)		(1,039,897)
Cass C		(294,039)		(95,633)
Class I		(7,290,970)		(7,790,766)

Total distributions to shareholders		(10,881,609)		(11,134,711)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,673,275	18,688,424	1,968,573	21,867,991
Class B	440,578	4,940,860	1,100,859	12,252,765
Class C	387,326	4,359,567	726,676	8,125,145
Class I	1,993,116	22,301,265	2,471,110	27,399,778

		50,290,116		69,645,679

Net asset value of shares issued in reinvestment of distributions
Class A	109,497	1,226,042	94,778	1,053,768
Class B	64,045	716,838	60,945	677,661
Class C	13,295	148,813	4,811	53,689
Class I	15,281	171,116	17,750	197,346

		2,262,809		1,982,464

Automatic conversion of Class B shares to Class A shares
Class A	247,134	2,794,005	48,961	550,732
Class B	(247,134)	(2,794,005)	(48,961)	(550,732)

		0		0

Payment for shares redeemed
Class A	(1,726,729)	(19,341,176)	(3,050,381)	(33,771,265)
Class B	(500,536)	(5,620,577)	(335,614)	(3,723,854)
Class C	(217,142)	(2,435,233)	(15,552)	(172,910)
Class I	(1,808,058)	(20,231,404)	(2,513,672)	(27,891,249)

		(47,628,390)		(65,559,278)

Net increase in net assets resulting from capital share transactions		4,924,535		6,068,865

Total increase in net assets		6,829,504		15,373,279
Net assets
Beginning of period		277,299,270		261,925,991

End of period		$ 284,128,774		$ 277,299,270

Undistributed net investment income		$ 13,939		$ 23,364

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New Jersey Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

20

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers as applicable) under income tax regulations.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $1,905. Total amounts subject to recoupment as of March 31, 2004 were $2,140.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

21

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $69,538,185 and $64,516,607, respectively, for the year ended March 31, 2004.

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $262,419,248. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,210,943 and $151,996, respectively, with a net unrealized appreciation of $20,058,947.

As of March 31, 2004, the Fund had $8,476,756 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012

$1,004,794	$5,635,479	$972,505	$183,574	$680,404

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryover

$13,939	$20,058,947	$8,476,756

22

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended March 31,
	2004	2003

Ordinary Income	$ 70,568	$ 68,453
Exempt-Interest Income	10,811,041	11,066,258

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. SUBSEQUENT EVENT

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

23

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders

Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New Jersey Municipal Bond Fund, a series of Evergreen Municipal Trust, as of March 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New Jersey Municipal Bond Fund, as of March 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
May 7, 2004

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.35%.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566393 rv1   5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen New York Municipal Bond Fund

Evergreen New York Municipal Bond Fund: Formerly, Evergreen Offit New York Municipal Bond Fund: Annual Report as of March 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
22	INDEPENDENT AUDITORS' REPORT
23	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen New York Municipal Bond Fund, which covers the 12-month period ended March 31, 2004.

Diversified long-term investors were once again rewarded for their discipline over the past twelve months ended March 31, 2004. Those portfolios properly allocated between equities and fixed income, including municipal securities, managed to weather a variety of storms while contributing to overall performance. Despite geopolitical concerns, periods of volatile interest rates, and changes in tax legislation, investors employing the time-tested strategies of asset allocation were once again able to positively contribute to the long-term performance of their investment portfolios.

The period began with the financial markets focused on the war in Iraq. After an initial surge in equities at the onset of the war, the markets pulled back as the grim realities of war became increasingly evident to investors. This uncertainty led to higher demand for bonds, particularly within the Treasury market, as investors sought solace in a flight to quality. This performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed

1

LETTER TO SHAREHOLDERS continued

was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury surged from a low of 3.1% in June to 4.6% in late July. This "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The sudden volatility in the bond market was accompanied by steady progress within equities throughout the spring and early summer. As varying degrees of clarity within the geopolitical spectrum gradually encouraged investors, several catalysts emerged to provide stocks with ample support. First, the lower Treasury yields offered equity investors attractive relative valuations. Secondly, the new tax laws would provide the lowest tax rates on capital gains and dividends in more than 50 years. And finally, the improved prospects for economic growth resulted in higher profit forecasts for the balance of 2003 and into 2004.

The bond market began to stabilize at the end of the summer as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. This was a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, investors in municipal bonds also experienced heightened concerns related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced that

2

LETTER TO SHAREHOLDERS continued

capital preservation would remain a primary, if not dominant, theme for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly and tax receipts climbed, improving the financial conditions of many of these entities.

During the final months of 2003, diversified investors benefited from the powerful combination of solid growth in GDP and corporate profits. In addition, the lack of sustainable job growth enabled the Federal Reserve to keep rates at 45-year lows, often suggesting that this policy of accommodation could remain for a "considerable period." Indeed, these trends carried over into the new year. Significant increases in capital investment propelled the economy higher, and the benefits of cost cutting and higher productivity drove corporate profits to record levels. As a result, equities continued to trend higher as first quarter and full year profit estimates were ratcheted higher. Payroll growth remained lackluster, and bonds continued to benefit throughout the first quarter of 2004.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a new feature that presents a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

Michael Pietronico
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS1

Portfolio inception date: 4/3/1995

	Class A	Class B	Class C	Class I
Class inception date	10/17/2001	11/8/2002	11/8/2002	4/3/1995

Nasdaq symbol	EOYAX	EOYBX	EOYCX	EOYIX

Average annual return*

1 year with sales charge	0.25%	-0.48%	3.52%	N/A

1 year w/o sales charge	5.26%	4.52%	4.52%	5.57%

5 year	5.00%	5.58%	5.90%	6.20%

Since portfolio inception	5.71%	6.22%	6.22%	6.38%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of the fund's predecessor fund, OFFIT New York Municipal Fund, and prior to its inception, on the Select shares, the original class offered by the fund's predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of the fund's predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Advisor shares, 0.30% for Class A and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen New York Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 5.26% for the twelve-month period ended March 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Lehman Brothers 5-Year Municipal Bond Index, returned 4.30%.

In general, the investment environment for municipal securities in New York followed national trends for much of the period. Interest rates tended to drift downward for most of the 12 months. The notable exception to this pattern occurred during the summer of 2003 when rates rose dramatically amid concerns that the economy was heating up and that the Federal Reserve might raise short-term rates. However, in September the Federal Reserve reiterated its policy to keep short-term rates low in an effort to combat historically low inflation and market rates began trending lower again for most of the period.

Overall, supply of New York bonds was relatively stable during the 12 months, although a noticeable pickup in new bond issuance did somewhat increase yields and lower prices at the end of the period.

During the period, the fund continued to post outstanding competitive performance. The fund's Class I shares finished first in its Lipper category of intermediate-term New York municipal funds for the past 12 months, three years and five years.

There were no real detractors from performance relative to the benchmark.

We took advantage of a buying opportunity when market rates shot up in the summer of 2003. While this brief period of rising rates and declining prices created difficulties, it also presented an opportunity to establish a greater position in longer-maturity securities when yields were relatively high. We believed that the market rates had risen too high, too fast, and we took advantage of the attractive yields available to increase our holdings in municipal bonds with maturities of 12-to-15 years. This enabled the portfolio to be well positioned when interest rates, both in the Treasury and municipal markets, started falling again and prices started to rise, helping the fund's total return. The Fund's performance relative to its benchmark was materially helped due to the longer duration the portfolio maintained throughout most of the past 12 months.

Throughout the 12 months, we emphasized high quality, intermediate-maturity securities, with the average credit rating of the fund at the end of the fiscal year at AA. This contributed to the Fund's outperformance of the benchmark during a period marked by short-term bursts of volatility in the market.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of March 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,		Year Ended December 31,
CLASS A	2004	2003[1]	2002[2]	2001[2,3]
Net asset value, beginning of period	$11.21	$11.22	$10.77	$11.31
Income from investment operations
Net investment income	0.31	0.08	0.36	0.06
Net realized and unrealized gains or losses on securities	0.27	-0.01	0.67	-0.16
Total from investment operations	0.58	0.07	1.03	-0.10
Distributions to shareholders from
Net investment income	-0.32	-0.08	-0.36	-0.06
Net realized gains	-0.23	0	-0.22	-0.38
Total distributions to shareholders	-0.55	-0.08	-0.58	-0.44
Net asset value, end of period	$11.24	$11.21	$11.22	$10.77
Total return[4]	5.26%	0.60%	9.76%	-0.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,234	$2,736	$2,015	$50
Ratios to average net assets
Expenses[5]	0.91%	0.82%[6]	0.78%	0.75%[6]
Net investment income	2.80%	2.85%[6]	3.24%	2.82%[6]
Portfolio turnover rate	150%	42%	286%	245%

[1]   For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]   Effective at the close of business on November 8, 2002, Evergreen New York Municipal Bond Fund acquired the net assets of OFFIT New York Municipal Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of OFFIT Fund Advisor shares.

[3]   For the period from October 17, 2001 (commencement of class operations), to December 31, 2001.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Year Ended December 31, 2002[2]
	Year Ended March 31,
CLASS B	2004	2003[1]
Net asset value, beginning of period	$11.21	$11.22	$11.14
Income from investment operations
Net investment income	0.24	0.06	0.04
Net realized and unrealized gains or losses on securities	0.26	-0.01	0.08
Total from investment operations	0.50	0.05	0.12
Distributions to shareholders from
Net investment income	-0.24	-0.06	-0.04
Net realized gains	-0.23	0	0
Total distributions to shareholders	-0.47	-0.06	-0.04
Net asset value, end of period	$11.24	$11.21	$11.22
Total return[3]	4.52%	0.42%	1.07%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,154	$2,342	$972
Ratios to average net assets
Expenses[4]	1.61%	1.58%[5]	1.53%[5]
Net investment income	2.10%	2.11%[5]	2.42%[5]
Portfolio turnover rate	150%	42%	286%

[1]   For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]   For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Year Ended December 31, 2002[2]
	Year Ended March 31,
CLASS C	2004	2003[1]
Net asset value, beginning of period	$11.21	$11.22	$11.14
Income from investment operations
Net investment income	0.24	0.06	0.04
Net realized and unrealized gains or losses on securities	0.26	-0.01	0.08
Total from investment operations	0.50	0.05	0.12
Distributions to shareholders from
Net investment income	-0.24	-0.06	-0.04
Net realized gains	-0.23	0	0
Total distributions to shareholders	-0.47	-0.06	-0.04
Net asset value, end of period	$11.24	$11.21	$11.22
Total return[3]	4.52%	0.42%	1.07%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,205	$4,747	$3,357
Ratios to average net assets
Expenses[4]	1.61%	1.57%[5]	1.52%[5]
Net investment income	2.10%	2.10%[5]	2.31%[5]
Portfolio turnover rate	150%	42%	286%

[1]   For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]   For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,		Year Ended December 31,
CLASS I	2004	2003[1]	2002[2]	2001[2]	2000[2]	1999[2]
Net asset value, beginning of period	$11.21	$11.22	$10.77	$10.90	$10.32	$10.82
Income from investment operations
Net investment income	0.35	0.08	0.38	0.38	0.48	0.43
Net realized and unrealized gains or losses on securities	0.26	-0.01	0.67	0.25	0.58	-0.50
Total from investment operations	0.61	0.07	1.05	0.63	1.06	-0.07
Distributions to shareholders from
Net investment income	-0.35	-0.08	-0.38	-0.38	-0.48	-0.43
Net realized gains	-0.23	0	-0.22	-0.38	0	0
Total distributions to shareholders	-0.58	-0.08	-0.60	-0.76	-0.48	-0.43
Net asset value, end of period	$11.24	$11.21	$11.22	$10.77	$10.90	$10.32
Total return	5.57%	0.66%	10.04%	5.94%	10.54%	-0.65%
Ratios and supplemental data
Net assets, end of period (thousands)	$94,588	$102,678	$101,193	$101,878	$85,190	$68,228
Ratios to average net assets
Expenses[3]	0.61%	0.58%[4]	0.51%	0.50%	0.50%	0.50%
Net investment income	3.09%	3.11%[4]	3.48%	3.43%	4.56%	4.09%
Portfolio turnover rate	150%	42%	286%	245%	256%	93%

[1]   For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]   Effective at the close of business on November 8, 2002, Evergreen New York Municipal Bond Fund acquired the net assets of OFFIT New York Municipal Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of OFFIT Fund Select shares.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.9%
COMMUNITY DEVELOPMENT DISTRICT 1.6%
New York Urban Dev. Corp. RB:
Ser. A, 5.375%, 03/15/2016	$ 1,360,000	$ 1,503,888
Ser. A-1, 5.00%, 12/15/2013	250,000	280,665
1,784,553
EDUCATION 9.9%
New York Dorm. Auth. RB:
5.375%, 07/01/2017	1,310,000	1,444,144
Ser. A, 5.00%, 12/15/2007	500,000	553,265
Ser. A, 5.00%, 07/01/2017	2,605,000	2,829,785
Ser. A, 5.50%, 05/15/2009	1,500,000	1,681,185
Ser. A, 5.75%, 07/01/2012	1,000,000	1,178,790
Troy, NY IDA RRB, Rensselaer Polytechnic Institute:
Ser. A, 5.50%, 09/01/2012	1,145,000	1,326,311
Ser. A, 5.50%, 09/01/2013	1,100,000	1,264,087
Ser. A, 5.50%, 09/01/2015	620,000	705,771
10,983,338
GENERAL OBLIGATION - LOCAL 29.4%
Albany Cnty., NY GO, Ser. B, 5.60%, 03/15/2007	700,000	774,046
Hempstead, NY GO, Ser. A, 5.00%, 02/01/2015	1,000,000	1,114,150
Liverpool, NY Sch. Dist. GO:
5.00%, 07/15/2013	985,000	1,100,905
5.125%, 07/15/2016	1,165,000	1,276,421
New York Local Government Assistance GO,
Ser. A-2, 5.00%, 04/01/2009	1,340,000	1,495,869
New York, NY GO:
Ser. C, 5.50%, 08/01/2014	500,000	558,870
Ser. F, 6.50%, 05/15/2012, (Insd. by FSA)	1,000,000	1,162,940
Ser. H, 5.75%, 03/15/2013	5,000,000	5,771,900
Onondaga Cnty., NY GO:
Ser. A, 5.00%, 05/01/2014	1,945,000	2,149,225
Ser. A, 5.00%, 05/01/2015	2,650,000	2,912,032
Ser. A, 5.00%, 05/01/2016	1,250,000	1,362,600
Ser. A, 5.00%, 07/15/2017	1,760,000	1,923,891
Orange Cnty., NY GO, 6.00%, 11/15/2008	470,000	547,465
Rochester, NY GO, Ser B, 3.00%, 02/15/2010	2,535,000	2,579,439
Sachem, NY Sch. Dist. GO:
4.00%, 06/15/2008	1,315,000	1,415,308
4.00%, 06/15/2009	1,990,000	2,148,324
4.00%, 06/15/2010	1,040,000	1,118,957
Scarsdale, NY Free Sch. Dist. GO:
4.00%, 06/01/2010	1,845,000	1,986,880
4.125%, 06/01/2012	335,000	356,638
4.25%, 06/01/2013	570,000	606,645
32,362,505
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 5.9%
New York HFA RB:
Ser. A, 5.25%, 09/15/2015, (Insd. by MBIA)	$ 1,775,000	$ 1,985,941
Ser. A, 5.25%, 09/15/2018, (Insd. by MBIA)	1,000,000	1,096,450
New York Mtge. Agcy. SFHRB:
Ser. 37, 5.85%, 10/01/2006	125,000	128,281
Ser. 37, 5.95%, 04/01/2007	100,000	102,588
Ser. 50, 5.35%, 04/01/2007	240,000	256,747
Ser. 50, 5.80%, 10/01/2006	200,000	213,080
Ser. 67, 5.30%, 10/01/2010	585,000	628,214
Ser. 77, 5.90%, 10/01/2013	610,000	641,763
Ser. 102, 4.70%, 10/01/2016	350,000	370,017
Ser. 109, 4.60%, 10/01/2017, (Insd. by MBIA)	1,000,000	1,043,020
6,466,101
PORT AUTHORITY 2.9%
Port Auth. NY & NJ RB:
4.00%, 07/15/2009	1,755,000	1,873,304
Ser. 2, 5.25%, 07/15/2007	1,185,000	1,293,973
3,167,277
POWER 2.5%
New York Pwr. Auth. RB:
Ser. A, 5.00%, 11/15/2009	500,000	563,630
Ser. A, 5.00%, 11/15/2017	1,000,000	1,081,370
Ser. A, 5.25%, 11/15/2016	1,000,000	1,110,370
2,755,370
SALES TAX 14.4%
Battery Park City Auth., NY RB:
Ser. A, 5.25%, 11/01/2014	2,275,000	2,586,789
Ser. A, 5.25%, 11/01/2017	300,000	334,404
Nassau Cnty., NY Interim Fin. Auth. RB:
Ser. A, 5.00%, 11/15/2016, (Insd. by AMBAC)	1,500,000	1,643,865
Ser. A, 5.00%, 11/15/2017, (Insd. by AMBAC)	1,425,000	1,549,702
New York, NY TFA RB:
Ser. A, 5.00%, 08/01/2015	1,000,000	1,099,280
Ser. B, 5.375%, 02/01/2014	325,000	367,198
Ser. B, 5.875%, 11/01/2015	465,000	539,432
Ser. C, 5.25%, 02/15/2018	3,250,000	3,547,115
Ser. G, 5.00%, 08/01/2018	3,925,000	4,224,831
15,892,616
TRANSPORTATION 17.4%
Metropolitan Trans. Auth., NY RB:
5.00%, 11/15/2016	1,000,000	1,097,610
Ser. B, 5.25%, 11/15/2017, (Insd. by FGIC)	2,000,000	2,235,220
New York Bridge Auth. RB, 5.00%, 01/01/2014	2,655,000	2,914,686
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New York Thruway Auth. RB:
Ser. A, 5.00%, 03/15/2017, (Insd. by MBIA)	$ 2,000,000	$ 2,168,060
Ser. B, 5.00%, 04/01/2016, (Insd. by FSA)	3,325,000	3,632,030
Ser. B, 5.00%, 04/01/2017, (Insd. by FSA)	2,000,000	2,168,800
Triborough, NY Bridge & Tunnel Auth. RB:
Ser. A, 5.25%, 01/01/2015	2,410,000	2,659,555
Ser. B, 5.25%, 11/15/2018	2,065,000	2,268,960
19,144,921
WATER & SEWER 12.9%
New York Env. Facs. RB:
5.00%, 06/15/2017	3,500,000	3,809,295
5.00%, 11/15/2017	1,000,000	1,095,610
Ser. B, 5.25%, 06/15/2014	500,000	562,630
Ser. B, 5.25%, 06/15/2016	2,065,000	2,291,159
Ser. K, 5.50%, 06/15/2014	2,400,000	2,831,400
New York, NY Muni. Wtr. Fin. Auth. RB:
Ser. A, 5.375%, 06/15/2013	250,000	283,970
Ser. A, 5.375%, 06/15/2014	3,000,000	3,379,800
14,253,864
Total Municipal Obligations (cost $102,229,347)		106,810,545

	Shares	Value

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen New York Municipal Money Market Fund (o) (cost $1,058,007)	1,058,007	1,058,007
Total Investments (cost $103,287,354) 97.9%		107,868,552
Other Assets and Liabilities 2.1%		2,312,739
Net Assets 100.0%		$ 110,181,291
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2004

(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percentage of total investments by geographic location as of March 31, 2004:

New York	99.0%
Non-state specific	1.0%
Total	100.0%
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

Assets
Identified cost of securities	$ 103,287,354
Net unrealized gains on securities	4,581,198

Market value of securities	107,868,552
Receivable for securities sold	279,966
Receivable for Fund shares sold	766,191
Interest receivable	1,328,758
Prepaid expenses and other assets	68,692

Total assets	110,312,159

Liabilities
Dividends payable	102,040
Advisory fee payable	1,042
Distribution Plan expenses payable	318
Due to other related parties	453
Accrued expenses and other liabilities	27,015

Total liabilities	130,868

Net assets	$ 110,181,291

Net assets represented by
Paid-in capital	$ 105,021,526
Overdistributed net investment income	(1,399)
Accumulated net realized gains on securities	579,966
Net unrealized gains on securities	4,581,198

Total net assets	$ 110,181,291

Net assets consists of
Class A	$ 5,234,460
Class B	4,153,641
Class C	6,204,760
Class I	94,588,430

Total net assets	$ 110,181,291

Shares outstanding
Class A	465,770
Class B	369,657
Class C	552,141
Class I	8,417,151

Net asset value per share
Class A	$ 11.24
Class A -- Offering price (based on sales charge of 4.75%)	$ 11.80
Class B	$ 11.24
Class C	$ 11.24
Class I	$ 11.24

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended March 31, 2004

Investment income
Interest	$ 4,165,898

Expenses
Advisory fee	393,670
Distribution Plan expenses
Class A	10,941
Class B	35,294
Class C	57,654
Administrative services fee	112,428
Transfer agent fees	16,102
Trustees' fees and expenses	1,656
Printing and postage expenses	24,233
Custodian and accounting fees	31,023
Registration and filing fees	80,116
Professional fees	18,764
Other	7,914

Total expenses	789,795
Less: Expense reductions	(545)
Expense reimbursements	(29)

Net expenses	789,221

Net investment income	3,376,677

Net realized and unrealized gains or losses on securities
Net realized gains on securities	1,900,055
Net change in unrealized gains or losses on securities	819,037

Net realized and unrealized gains or losses on securities	2,719,092

Net increase in net assets resulting from operations	$ 6,095,769

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2004		2003 (a)

Operations
Net investment income		$ 3,376,677		$ 823,520
Net realized gains on securities		1,900,055		779,607
Net change in unrealized gains or losses on securities		819,037		(872,018)

Net increase in net assets resulting from operations		6,095,769		731,109

Distributions to shareholders from
Net investment income
Class A		(103,001)		(19,972)
Class B		(74,490)		(8,180)
Class C		(121,524)		(20,385)
Class I		(3,096,805)		(754,250)
Net realized gains
Class A		(66,965)		0
Class B		(67,156)		0
Class C		(112,990)		0
Class I		(2,085,967)		0

Total distributions to shareholders		(5,728,898)		(802,787)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	338,793	3,821,799	155,791	1,733,728
Class B	192,899	2,169,596	121,781	1,358,466
Class C	216,297	2,433,868	135,535	1,508,928
Class I	2,174,060	24,327,252	620,960	6,907,724

		32,752,515		11,508,846

Net asset value of shares issued in reinvestment of distributions
Class A	10,144	113,252	1,165	13,013
Class B	8,989	100,387	517	5,783
Class C	11,639	129,965	810	9,050
Class I	356,464	3,983,060	55,828	623,824

		4,326,664		651,670

Payment for shares redeemed
Class A	(127,184)	(1,408,319)	(92,478)	(1,020,999)
Class B	(41,166)	(459,303)	(7)	(75)
Class C	(99,255)	(1,111,655)	(12,035)	(134,397)
Class I	(3,272,385)	(36,788,305)	(534,719)	(5,967,951)

		(39,767,582)		(7,123,422)

Net increase (decrease) in net assets resulting from capital share transactions		(2,688,403)		5,037,094

Total increase (decrease) in net assets		(2,321,532)		4,965,416
Net assets
Beginning of period		112,502,823		107,537,407

End of period		$ 110,181,291		$ 112,502,823

Undistributed (overdistributed) net investment income		$ (1,399)		$ 17,744

(a) For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.
See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	December 31, 2002 (a)

Operations
Net investment income		$ 3,828,845
Net realized gains on securities		2,962,254
Net change in unrealized gains or losses on securities		3,789,165

Net increase in net assets resulting from operations		10,580,264

Distributions to shareholders from
Net investment income
Class A		(8,457)
Class B		(2,205)
Class C		(5,855)
Class I		(3,815,527)
Net realized gains
Class A		(1,548)
Class I		(2,136,858)

Total distributions to shareholders		(5,970,450)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	174,078	1,925,830
Class B	86,498	954,682
Class C	302,186	3,336,840
Class I	3,776,285	41,681,505

		47,898,857

Net asset value of shares issued in reinvestment of distributions
Class A	856	9,525
Class B	146	1,621
Class C	325	3,632
Class I	443,875	4,913,296

		4,928,074

Payment for shares redeemed
Class C	(3,361)	(37,344)
Class I	(4,664,444)	(51,789,623)

		(51,826,967)

Net increase in net assets resulting from capital share transactions		999,964

Total increase in net assets		5,609,778
Net assets
Beginning of period		101,927,629

End of period		$ 107,537,407

Overdistributed net investment income		$ (2,989)

(a) For Class B and Class C shares, for the period from November 8, 2002 (commencement of class operations), to December 31, 2002.
See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New York Municipal Bond Fund (the "Fund") (formerly, Evergreen Offit New York Municipal Bond Fund) is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

As of the close of business on November 8, 2002, the net assets of OFFIT New York Municipal Fund ("OFFIT Fund"), a series of The OFFIT Investment Fund, Inc., were acquired by the Fund in exchange for shares of the Fund. Advisor shares and Select shares of OFFIT Fund received Class A and Class I shares of the Fund, respectively. As OFFIT Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of OFFIT Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

18

NOTES TO FINANCIAL STATEMENTS continued

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.35% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $29. Total amounts subject to recoupment as of March 31, 2004 were $32,640.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $162,611,070 and $164,087,478, respectively, for the year ended March 31, 2004.

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $103,293,968. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,609,407 and $34,823, respectively, with a net unrealized appreciation of $4,574,584.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
	Overdistributed	Long-term
Undistributed	Exempt-Interest	Capital	Unrealized
Ordinary Income	Income	Gain	Appreciation

$ 298,744	$ 1,399	$ 287,836	$ 4,574,584

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

			Year Ended December 31, 2002
	Year Ended March 31,
	2004	2003 (a)

Ordinary Income	$ 787,433	$ 53	$ 1,240,987
Exempt-Interest Income	3,395,070	802,734	3,819,015
Long-term Capital Gain	1,546,395	0	910,448

(a) For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

20

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. SUBSEQUENT EVENTS

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.35% and declining to 0.27% as the average daily net assets of the Fund increases.

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

21

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New York Municipal Bond Fund, a series of Evergreen Municipal Trust, as of March 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New York Municipal Bond Fund, as of March 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
May 7, 2004

22

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $1,546,395 for the fiscal year ended March 31, 2004.

For the fiscal year ended March 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.98%.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

569841   5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Pennsylvania Municipal Bond Fund

Evergreen Pennsylvania Municipal Bond Fund: Annual Report as of March 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
22	STATEMENT OF ASSETS AND LIABILITIES
23	STATEMENT OF OPERATIONS
24	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
29	INDEPENDENT AUDITORS' REPORT
30	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Pennsylvania Municipal Bond Fund, which covers the 12-month period ended March 31, 2004.

Diversified long-term investors were once again rewarded for their discipline over the past twelve months ended March 31, 2004. Those portfolios properly allocated between equities and fixed income, including municipal securities, managed to weather a variety of storms while contributing to overall performance. Despite geopolitical concerns, periods of volatile interest rates, and changes in tax legislation, investors employing the time-tested strategies of asset allocation were once again able to positively contribute to the long-term performance of their investment portfolios.

The period began with the financial markets focused on the war in Iraq. After an initial surge in equities at the onset of the war, the markets pulled back as the grim realities of war became increasingly evident to investors. This uncertainty led to higher demand for bonds, particularly within the Treasury market, as investors sought solace in a flight to quality. This performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed

LETTER TO SHAREHOLDERS continued

was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury surged from a low of 3.1% in June to 4.6% in late July. This "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The sudden volatility in the bond market was accompanied by steady progress within equities throughout the spring and early summer. As varying degrees of clarity within the geopolitical spectrum gradually encouraged investors, several catalysts emerged to provide stocks with ample support. First, the lower Treasury yields offered equity investors attractive relative valuations. Secondly, the new tax laws would provide the lowest tax rates on capital gains and dividends in more than 50 years. And finally, the improved prospects for economic growth resulted in higher profit forecasts for the balance of 2003 and into 2004.

The bond market began to stabilize at the end of the summer as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. This was a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, investors in municipal bonds also experienced heightened concerns related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced that capital preservation would remain a primary, if not dominant, theme

LETTER TO SHAREHOLDERS continued

for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly and tax receipts climbed, improving the financial conditions of many of these entities.

During the final months of 2003, diversified investors benefited from the powerful combination of solid growth in GDP and corporate profits. In addition, the lack of sustainable job growth enabled the Federal Reserve to keep rates at 45-year lows, often suggesting that this policy of accommodation could remain for a "considerable period." Indeed, these trends carried over into the new year. Significant increases in capital investment propelled the economy higher, and the benefits of cost cutting and higher productivity drove corporate profits to record levels. As a result, equities continued to trend higher as first quarter and full year profit estimates were ratcheted higher. Payroll growth remained lackluster, and bonds continued to benefit throughout the first quarter of 2004.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a new feature that presents a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

Charles E. Jeanne, CFA
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/27/1990

	Class A	Class B	Class C	Class I
Class inception date	12/27/1990	2/1/1993	2/1/1993	11/24/1997

Nasdaq symbol	EKVAX	EKVBX	EKVCX	EKVYX

Average annual return*

1 year with sales charge	-0.28%	-0.95%	3.05%	N/A

1 year w/o sales charge	4.70%	4.05%	4.05%	5.01%

5 year	3.82%	3.88%	4.20%	5.10%

10 year	5.22%	5.04%	5.03%	5.90%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Pennsylvania Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 4.70% for the twelve-month period ended March 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Lehman Brothers Municipal Bond Index, returned 5.86%.

The investment environment could be characterized as very volatile and extreme for most of the period. Mixed economic data released by the government, the Iraq war and terrorist activity were all influential in determining the direction of interest rates. As we started the period, the economy was still struggling; inflation was under control and interest rates pushed lower by about 50 basis points. By mid June, interest rates were at historic lows. At this point the economy started to show some positive movement and stocks improved while the bond market traded off rapidly in one of the quickest sell offs seen in years. Liquidity was an issue at times. When the market was active, most participants were trying to do the same thing at the same time, adding to the volatility. This type of market continued through the end of March 2004, when it appeared the long awaited economic recovery was on its way.

We are beginning to see the yield curve flatten with yields in the front end rising while the longer maturities remain more stable on a relative basis. Municipal issuance is only slightly below the same period in 2003. Even though we experienced healthy supply, there was a lack of preferred structure premium coupons in the intermediate/long end of the curve. Traditional buyers balked at the low absolute yields. The resurgent economy and the expectations of higher yields could curtail borrowing needs and slow issuance going forward as many refunding deals will be postponed.

Pennsylvania's general obligation bond ratings remain Aa2/AA/AA with a stable outlook by the three rating agencies. Credit spreads tightened throughout the quarter in Pennsylvania for both higher quality bonds and higher yielding bonds. This is in response to the lack of new bond issue supply in the state. We will continue to look for yield opportunities and buy selectively. Yield curve positioning and coupon structures will be one way to add incremental value and are paramount in our security selection process. In an effort to reduce volatility, we have sold some of our longer duration/lower coupon bonds and replaced them with more defensive bonds that are less interest rate sensitive.

The fund lagged the index as it is managed for yield, income and stability of NAV, while the index measures total return. Bonds selected to enhance the yield and price stability have significantly different characteristics than those securities chosen for their total return potential. The fund's duration is about one year shorter than the index, which makes it significantly less volatile, but during periods of declining yields, it will underperform the index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of March 31, 2004, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS A	2004	2003	2002	2001	2000
Net asset value, beginning of period	$11.63	$11.18	$11.34	$10.89	$11.66
Income from investment operations
Net investment income	0.49	0.52	0.54	0.56	0.54
Net realized and unrealized gains or losses on securities	0.04	0.45	-0.16	0.45	-0.76
Total from investment operations	0.53	0.97	0.38	1.01	-0.22
Distributions to shareholders from
Net investment income	-0.49	-0.52	-0.54	-0.56	-0.54
Net realized gains	0	0	0	0	-0.01
Total distributions to shareholders	-0.49	-0.52	-0.54	-0.56	-0.55
Net asset value, end of period	$11.67	$11.63	$11.18	$11.34	$10.89
Total return[1]	4.70%	8.79%	3.37%	9.57%	-1.86%
Ratios and supplemental data
Net assets, end of period (thousands)	$68,275	$66,026	$58,010	$44,951	$32,796
Ratios to average net assets
Expenses[2]	0.70%	0.65%	0.64%	0.64%	0.73%
Net investment income	4.25%	4.48%	4.75%	5.07%	4.89%
Portfolio turnover rate	20%	18%	23%	20%	28%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS B	2004	2003	2002	2001	2000
Net asset value, beginning of period	$11.57	$11.11	$11.26	$10.80	$11.52
Income from investment operations
Net investment income	0.41	0.44	0.46	0.47	0.45
Net realized and unrealized gains or losses on securities	0.05	0.45	-0.16	0.47	-0.70
Total from investment operations	0.46	0.89	0.30	0.94	-0.25
Distributions to shareholders from
Net investment income	-0.41	-0.43	-0.45	-0.48	-0.46
Net realized gains	0	0	0	0	-0.01
Total distributions to shareholders	-0.41	-0.43	-0.45	-0.48	-0.47
Net asset value, end of period	$11.62	$11.57	$11.11	$11.26	$10.80
Total return[1]	4.05%	8.10%	2.68%	8.89%	-2.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$42,361	$43,463	$34,681	$31,262	$35,334
Ratios to average net assets
Expenses[2]	1.40%	1.40%	1.39%	1.39%	1.48%
Net investment income	3.54%	3.72%	3.98%	4.32%	4.11%
Portfolio turnover rate	20%	18%	23%	20%	28%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS C	2004	2003	2002	2001	2000
Net asset value, beginning of period	$11.59	$11.13	$11.28	$10.82	$11.55
Income from investment operations
Net investment income	0.41	0.44	0.49	0.47	0.45
Net realized and unrealized gains or losses on securities	0.05	0.45	-0.19	0.47	-0.71
Total from investment operations	0.46	0.89	0.30	0.94	-0.26
Distributions to shareholders from
Net investment income	-0.41	-0.43	-0.45	-0.48	-0.46
Net realized gains	0	0	0	0	-0.01
Total distributions to shareholders	-0.41	-0.43	-0.45	-0.48	-0.47
Net asset value, end of period	$11.64	$11.59	$11.13	$11.28	$10.82
Total return[1]	4.05%	8.10%	2.68%	8.88%	-2.31%
Ratios and supplemental data
Net assets, end of period (thousands)	$16,555	$15,470	$10,543	$5,775	$5,726
Ratios to average net assets
Expenses[2]	1.40%	1.40%	1.39%	1.39%	1.48%
Net investment income	3.54%	3.72%	3.96%	4.29%	4.11%
Portfolio turnover rate	20%	18%	23%	20%	28%

[1] Excluding applicable sales charges [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS I1	2004	2003	2002	2001	2000
Net asset value, beginning of period	$11.63	$11.18	$11.34	$10.89	$11.66
Income from investment operations
Net investment income	0.53	0.55	0.57	0.59	0.57
Net realized and unrealized gains or losses on securities	0.04	0.45	-0.16	0.45	-0.76
Total from investment operations	0.57	1.00	0.41	1.04	-0.19
Distributions to shareholders from
Net investment income	-0.53	-0.55	-0.57	-0.59	-0.57
Net realized gains	0	0	0	0	-0.01
Total distributions to shareholders	-0.53	-0.55	-0.57	-0.59	-0.58
Net asset value, end of period	$11.67	$11.63	$11.18	$11.34	$10.89
Total return	5.01%	9.06%	3.63%	9.84%	-1.62%
Ratios and supplemental data
Net assets, end of period (thousands)	$808,098	$804,277	$794,108	$809,659	$796,576
Ratios to average net assets
Expenses[2]	0.40%	0.40%	0.39%	0.39%	0.47%
Net investment income	4.54%	4.73%	5.00%	5.32%	5.20%
Portfolio turnover rate	20%	18%	23%	20%	28%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.7%
AIRPORT 1.8%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., 5.75%, 01/01/2012	$ 5,500,000	$ 6,174,520
Lehigh Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,284,940
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	4,173,503
Philadelphia, PA Auth. for Indl. Dev. Arpt. RB, Philadelphia Arpt. Sys. Proj.:
Ser. A, 5.50%, 07/01/2016	1,630,000	1,779,618
Ser. A, 5.50%, 07/01/2017	1,250,000	1,356,712
16,769,293
CONTINUING CARE RETIREMENT COMMUNITY 1.3%
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj.:
Ser. A, 6.00%, 10/01/2027	1,000,000	1,048,680
Ser. A, 6.00%, 10/01/2034	1,400,000	1,463,700
Crawford Cnty., PA Hosp. Auth. RB, Wesbury United Methodist Cmnty. Hosp., 6.125%, 08/15/2019	1,000,000	1,006,740
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr., Ser. A, 7.25%, 12/01/2024	6,000,000	6,155,580
Montgomery Cnty., PA IDA RB, Adult Cmnty. Total Svcs., Ser. B, 5.75%, 11/15/2017	1,000,000	1,038,480
Pennsylvania EDA RB, Dr. Gertrude A. Barber Ctr., Inc., 5.90%, 12/01/2030	1,000,000	1,076,370
11,789,550
EDUCATION 10.3%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	6,075,000	6,074,696
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,123,990
Delaware Cnty., PA Univ. Auth. RB, Villanova Univ., 5.80%, 08/01/2025	2,000,000	2,139,240
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,066,660
Lansing, MI GO, Cmnty. College, 5.50%, 05/01/2017, (Insd. by FGIC)	1,105,000	1,247,236
Latrobe, PA IDA College RB, St. Vincent College Proj.:
5.375%, 05/01/2018	2,635,000	2,712,601
5.375%, 05/01/2024	5,600,000	5,659,024
5.60%, 05/01/2021	1,500,000	1,573,515
5.70%, 05/01/2031	1,500,000	1,562,640
Loyalsock Township, PA Sch. Dist. GO, 5.375%, 11/01/2017, (Insd. by MBIA)	855,000	956,112
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Beaver College, 5.70%, 04/01/2027	1,560,000	1,643,242
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016	1,000,000	1,130,780
5.50%, 01/15/2018	1,000,000	1,120,460
Pennsylvania Higher Edl. Facs. Auth RRB, Widener Univ.:
5.25%, 07/15/2024	1,000,000	1,019,810
5.40%, 07/15/2036	1,250,000	1,277,462
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB, Bryn Mawr College:
5.40%, 12/01/2009, (Insd. by MBIA)	2,450,000	2,742,126
5.625%, 12/01/2027, (Insd. by MBIA)	2,000,000	2,196,920
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Pennsylvania Higher Edl. Facs. Auth. RB:
Ser. K, 5.50%, 06/15/2010, (Insd. by AMBAC)	$ 2,800,000	$ 2,823,156
Ser. N, 5.80%, 06/15/2024, (Insd. by MBIA)	3,500,000	3,819,550
Ser. N, 5.875%, 06/15/2021, (Insd. by MBIA)	4,000,000	4,371,680
Assn. of Independent Colleges and Univ. Fin., 5.00%, 11/01/2020	1,245,000	1,335,673
Drexel Univ., 5.20%, 05/01/2009	2,065,000	2,288,123
Lasalle Univ., 5.625%, 05/01/2017	1,000,000	1,082,750
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,744,952
Temple Univ., Ser. A, 5.25%, 04/01/2016	2,290,000	2,520,947
Thomas Jefferson Univ.:
5.50%, 01/01/2015	1,280,000	1,424,486
5.50%, 01/01/2018	1,000,000	1,095,070
Univ. of Pennsylvania:
Ser. B, 5.55%, 09/01/2009	2,725,000	2,877,518
Ser. B, 5.60%, 09/01/2010	2,145,000	2,266,536
Univ. of Pennsylvania Hlth. Svcs., Ser. B, 5.85%, 09/01/2013	3,740,000	3,964,961
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian)	3,000,000	3,210,690
5.50%, 01/01/2024, (Liq.: Radian)	1,000,000	1,071,780
5.85%, 01/01/2017	2,755,000	3,105,409
Pennsylvania Pub. Sch. Bldg. Auth. RB, Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	5,000,000	5,429,700
6.00%, 02/01/2017	2,690,000	3,116,688
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College:
5.35%, 10/01/2007	670,000	713,228
6.00%, 10/01/2029	1,000,000	998,700
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB:
Ser. B, 6.25%, 05/01/2005, (Insd. by MBIA)	1,135,000	1,196,619
Ser. B, 6.25%, 05/01/2006, (Insd. by MBIA)	1,205,000	1,319,861
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	6,007,265
Cmnty. College of Philadelphia, 5.50%, 05/01/2016, (Insd. by AMBAC)	1,250,000	1,402,825
Pleasant Valley, PA Sch. Dist. GO, 5.60%, 11/15/2014, (Insd. by FGIC)	150,000	159,605
State Public Sch. Bldg. Auth., PA College RB, Northampton Cnty. College, 5.00%, 03/01/2020, (Insd. by AMBAC)	1,000,000	1,071,850
96,666,136
ELECTRIC REVENUE 2.1%
Georgia Muni. Elec. Auth. Pwr. RRB, Sub-Proj. 1, Ser. B, 5.00%, 01/01/2026, (Insd. by AMBAC)	6,000,000	6,613,920
Indiana Cnty., PA IDA PCRRB, PA Elec. Co. Proj., 5.35%, 11/01/2010, (Insd. by MBIA)	9,600,000	11,049,792
Louisa, VA IDA Solid Wst. & Swr. Disposal RB, VA Elec. & Pwr. Co. Proj., Ser. A, 2.35%, 09/01/2030 FRN	2,000,000	2,000,000
19,663,712
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 9.1%
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	$ 1,950,000	$ 2,182,362
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	2,330,000	2,623,254
5.50%, 04/15/2018	1,000,000	1,119,860
5.50%, 04/15/2019	2,590,000	2,885,804
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	3,750,000	4,233,712
5.50%, 05/15/2018	2,000,000	2,245,180
5.50%, 05/15/2019	1,500,000	1,675,455
Central York, PA Sch. Dist. GO:
5.50%, 06/01/2015	2,300,000	2,612,570
5.50%, 06/01/2016	2,000,000	2,268,060
Charles Cnty., MD GO, Refunding, Cnty. Comml. Cons. Pub. Impt., 3.00%, 06/01/2013	1,105,000	1,077,729
Charleston Cnty., SC GO, Refunding, Capital Impt., 5.25%, 05/01/2019	2,175,000	2,364,616
Chester Cnty., PA GO:
5.50%, 11/15/2017	2,280,000	2,569,674
5.50%, 11/15/2018	2,405,000	2,701,801
5.50%, 11/15/2019	2,535,000	2,832,254
Council Rock, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2017, (Insd. by MBIA)	2,055,000	2,298,908
Dauphin Cnty., PA GO:
5.50%, 11/15/2015	1,055,000	1,199,134
5.50%, 11/15/2016	1,110,000	1,258,362
5.50%, 11/15/2017	1,170,000	1,320,006
5.50%, 11/15/2018	1,240,000	1,390,164
Erie Cnty., PA GO:
Ser. A, 5.375%, 09/01/2014, (Insd. by MBIA)	1,245,000	1,428,700
Ser. A, 5.375%, 09/01/2015, (Insd. by MBIA)	2,000,000	2,272,780
Georgetown Cnty., SC Dist. GO, 5.75%, 03/01/2014	2,000,000	2,314,300
Muncy, PA Sch. Dist. GO, 5.50%, 05/15/2018	3,545,000	3,971,605
Newport News, VA GO, Refunding, Ser. C, 5.00%, 05/01/2017	3,100,000	3,419,331
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017	1,525,000	1,702,937
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	875,000	916,064
Philadelphia, PA Sch. Dist. GO:
Ser. B, 5.50%, 09/01/2025	4,000,000	4,207,800
Ser. B, 5.625%, 08/01/2018	2,500,000	2,807,950
Ser. B, 5.625%, 08/01/2019	1,000,000	1,118,650
Pittsburgh, PA Urban Redev. Auth. GO, Ctr. Triangle Tax Increment, Ser. A, 6.10%, 05/01/2019	1,090,000	1,181,168
Scranton, PA Sch. Dist. GO, Refunding, 5.375%, 04/01/2020	2,855,000	3,130,907
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	4,690,000	5,183,107
Springfield, PA Sch. Dist. GO:
Delaware Cnty. Impt., 5.50%, 03/15/2018	2,585,000	2,899,258
Delaware Cnty. Impt., Refunding, 5.50%, 03/15/2016	1,000,000	1,132,260
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Tredyffrin Easttown, PA Sch. Dist. GO:
5.50%, 02/15/2016	$ 2,140,000	$ 2,412,829
5.50%, 02/15/2017	1,520,000	1,706,808
Valley View, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2010, (Insd. by FGIC)	2,065,000	2,245,171
84,910,530
GENERAL OBLIGATION - STATE 7.6%
Pennsylvania GO:
Ser. 1, 6.00%, 01/15/2012	2,705,000	3,199,772
Ser. 1, 6.00%, 01/15/2014	3,105,000	3,672,936
Ser. 1, 6.00%, 01/15/2015	9,605,000	11,361,850
Ser. 1, 6.00%, 01/15/2016	9,805,000	11,598,432
Ser. 2, 5.50%, 05/01/2017	3,500,000	3,965,605
Ser. 2, 5.75%, 10/01/2014	11,725,000	13,590,448
Ser. 2, 5.75%, 10/01/2017	5,000,000	5,733,450
Ser. 2, 5.75%, 10/01/2018	1,000,000	1,146,690
Ser. 2, 6.00%, 07/01/2005	25,000	26,497
Ser. 2, 6.25%, 07/01/2010	5,000,000	5,984,100
Ser. 2, 6.25%, 07/01/2011	5,060,000	6,113,087
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,907,756
71,300,623
HOSPITAL 15.8%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Presbyterian Univ. Hosp., Ser. A, 6.00%, 04/01/2005, (Insd. by MBIA)	1,000,000	1,048,600
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	9,292,640
Allentown, PA Area Hosp. Auth. RB, Sacred Heart Healthcare Sys., Ser. A, 4.75%, 07/01/2008	2,550,000	2,448,816
Arlington Cnty., VA IDA Hosp. Facs. RB, VA Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	1,000,000	1,068,450
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%, 10/01/2014	2,110,000	2,476,423
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,115,890
Bucks Cnty., PA St. Mary's Hosp. Auth. RB, Catholic Hlth. Initiatives, Ser. A, 5.00%, 12/01/2018	5,000,000	5,580,050
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%, 05/15/2017, (Insd. by MBIA)	1,000,000	1,094,200
Geisinger, PA Hlth. Sys. Auth. RRB, PA State Geisinger Hlth. Sys., Ser. A, 5.50%, 08/15/2010	1,685,000	1,856,550
Horizon Hosp. Sys. Auth., PA Hosp. RB, Horizon Hosp. Sys., Inc., 6.35%, 05/15/2026	3,650,000	3,831,514
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	7,034,222
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Good Samaritan Hosp. Proj., 5.00%, 11/15/2018	2,000,000	2,035,060
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc.: Ser. A, 5.875%, 07/01/2015, (Insd. by MBIA)	$ 2,245,000	$ 2,400,983
Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	3,189,675
Maryland Hlth. & Higher Edl. Facs. RB, 6.00%, 07/01/2018	250,000	279,052
Med. Univ., SC Hosp. Auth. RB, Ser. A, 6.00%, 08/15/2013	1,605,000	1,809,365
Montgomery Cnty., PA Ed. & Hlth. Auth. Hosp. RB, Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	14,140,338
Mount Lebanon, PA Hosp. Auth. RB, Saint Clair Mem. Hosp.:
Ser. A, 5.50%, 07/01/2022	4,400,000	4,583,084
Ser. A, 5.625%, 07/01/2032	1,000,000	1,036,610
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
5.875%, 11/15/2021	3,550,000	3,841,206
Ser. A, 5.50%, 11/15/2008	3,000,000	3,285,390
Univ. of Pennsylvania Hlth. Svcs.:
Ser. A, 5.60%, 01/01/2010	2,525,000	2,653,750
Ser. A, 5.70%, 01/01/2011	1,100,000	1,158,333
Ser. A, 6.00%, 01/01/2007	1,000,000	1,073,750
Ser. A, 6.00%, 01/01/2010	100,000	102,217
Ser. B, 5.50%, 01/01/2009	1,520,000	1,601,077
Ser. B, 5.70%, 01/01/2011	4,460,000	4,669,174
Ser. B, 5.75%, 01/01/2017	4,000,000	4,134,960
UPMC Hlth. Sys., 6.25%, 01/15/2017	4,000,000	4,467,160
UPMC Hlth. Sys., Ser. A, 6.00%, 01/15/2022	4,850,000	5,239,019
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys.:
Ser. A, 5.125%, 05/15/2011	3,395,000	3,655,261
Ser. A, 5.125%, 05/15/2012	3,555,000	3,786,644
Ser. A, 5.125%, 05/15/2018	8,850,000	9,309,403
Ser. A, 5.25%, 05/15/2013	3,045,000	3,344,385
Ser. A, 5.25%, 05/15/2014	7,390,000	7,817,659
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Children's Hosp. Proj., Ser. A, 5.20%, 02/15/2005	1,470,000	1,489,595
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo Obl., 6.25%, 07/01/2024, (Insd. by MBIA)	3,250,000	3,415,457
Puerto Rico Pub. Bldgs. Auth. RB, Ser. M, 5.70%, 07/01/2009	1,800,000	2,059,740
South Central, PA Gen. Auth. RB, Wellspan Hlth. Obl., 5.375%, 05/15/2028	9,000,000	9,319,680
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,561,228
6.25%, 06/01/2022	1,750,000	1,927,782
147,234,392
HOUSING 4.0%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021	1,055,000	1,130,242
Ser. II-1, 5.90%, 11/01/2032	1,180,000	1,255,756
Ser. Y, 6.60%, 11/01/2014, (Insd. by GNMA)	680,000	690,880
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	$ 1,000,000	$ 985,490
Pennsylvania HFA RB, Single Family Mtge.:
Ser. 36, 5.45%, 10/01/2014	260,000	265,751
Ser. 50-A, 6.00%, 10/01/2013	1,840,000	1,949,738
Ser. 57-B, 5.625%, 10/01/2011, (Insd. by FHA)	1,500,000	1,603,500
Ser. 65-A, 5.20%, 10/01/2018	5,000,000	5,231,200
Ser. 68-A, 5.875%, 04/01/2017	2,465,000	2,656,506
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,624,363
Ser. 68-A, 6.10%, 04/01/2021	2,000,000	2,123,580
Ser. 69-A, 6.15%, 10/01/2020, (Insd. by FHA)	5,900,000	6,332,588
Ser. 70-A, 5.80%, 10/01/2021	1,000,000	1,058,530
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	5,508,982
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	2,615,000	2,932,592
37,349,698
INDUSTRIAL DEVELOPMENT REVENUE 2.0%
Bucks Cnty., PA IDA RB, Wst. Mgmt., Inc. Proj., 4.90%, 12/01/2022	3,400,000	3,617,294
Erie Cnty., PA IDA Env. Impt. RB, International Paper Co. Proj., Ser. A, 7.625%, 11/01/2018	500,000	525,330
Schuylkill Cnty., PA IDA RB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	4,074,930
Southeastern, OK Indl. Auth. RB, Ser. B, 2.01%, VRDN	3,900,000	3,900,000
Westmoreland Cnty., PA IDA RB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,436,680
18,554,234
LEASE 1.3%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB: 5.25%, 12/01/2024	2,290,000	2,365,043
Securing Assets for Ed., 5.25%, 12/01/2020	2,745,000	2,876,239
Philadelphia, PA Auth. for Indl. Dev. Lease RB, Ser. B, 5.50%, 10/01/2019, (Insd. by FSA)	2,225,000	2,465,100
Philadelphia, PA Auth. RB, Ser. B, 5.50%, 10/01/2014	4,000,000	4,584,240
12,290,622
MISCELLANEOUS REVENUE 7.3%
Center City Dist., PA Business Impt. Spl. Assmt. RB:
5.45%, 12/01/2006, (Insd. by AMBAC)	1,085,000	1,174,838
5.55%, 12/01/2007, (Insd. by AMBAC)	1,145,000	1,242,279
5.60%, 12/01/2008, (Insd. by AMBAC)	1,210,000	1,313,370
Dauphin Cnty., PA Gen. Auth. RB:
Forum Place Office & Parking, Ser. A, 6.00%, 01/15/2025 (g)	9,000,000	4,218,750
Hyatt Regency Hotel & Conference Ctr., 6.00%, 01/01/2010	5,695,000	4,894,169
Office & Parking-Riverfront Office, 6.00%, 01/01/2025	4,000,000	3,673,400
Delaware Valley, PA Regl. Fin. RB, Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,326,500
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	2,280,755
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pennsylvania IDA RB, Econ. Dev.:
5.50%, 07/01/2018, (Insd. by AMBAC)	$ 8,500,000	$ 9,570,490
5.50%, 07/01/2020, (Insd. by AMBAC)	1,560,000	1,742,364
5.80%, 01/01/2008, (Insd. by AMBAC)	2,215,000	2,498,055
5.80%, 07/01/2009, (Insd. by AMBAC)	250,000	289,677
6.00%, 01/01/2005, (Insd. by AMBAC)	7,595,000	7,870,319
7.00%, 01/01/2006, (Insd. by AMBAC)	2,000,000	2,187,760
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax RRB, Philadelphia Funding Program:
5.25%, 06/15/2011, (Insd. by FGIC)	2,000,000	2,237,180
5.50%, 06/15/2016, (Insd. by FGIC)	500,000	537,175
5.60%, 06/15/2012, (Insd. by FGIC)	3,665,000	3,959,263
5.625%, 06/15/2013, (Insd. by FGIC)	3,000,000	3,242,460
Pennsylvania Pub. Sch. Bldg. Auth. RRB, Montgomery Cnty. Cmnty. College, Ser. B, 5.60%, 11/01/2005	1,260,000	1,345,655
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation:
Ser. A, 5.50%, 04/15/2016	1,000,000	1,132,980
Ser. A, 5.50%, 04/15/2017	1,000,000	1,128,410
Ser. A, 5.50%, 04/15/2020	925,000	1,029,849
Ser. A, 5.50%, 04/15/2022	500,000	550,855
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by FSA)	1,000,000	1,199,890
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	3,000,000	3,388,890
South Central, PA Gen. Auth. RB, Ser. A, 4.50%, 06/01/2030, (Insd. by AMBAC)	3,000,000	3,271,920
68,307,253
PORT AUTHORITY 1.2%
Allegheny Cnty., PA Port Auth. RB, Trans.:
5.50%, 03/01/2016	2,000,000	2,246,400
5.50%, 03/01/2017	3,750,000	4,212,112
Delaware River Port Auth., PA & NJ RB, 5.40%, 01/01/2016, (Insd. by FGIC)	865,000	931,069
Delaware River Port Auth., PA & NJ RRB, Port Dist. Proj., Ser. A, 5.50%, 01/01/2018, (Insd. by FSA)	3,425,000	3,822,232
11,211,813
PRE-REFUNDED 17.7%
Abington, PA Sch. Dist. GO:
Ser. A, 5.625%, 05/15/2020	2,000,000	2,139,720
Ser. A, 5.75%, 05/15/2025	2,000,000	2,143,720
Allegheny Cnty., PA GO:
Ser. C-43, 5.70%, 09/15/2008, (Insd. by MBIA)	1,500,000	1,531,830
Ser. C-43, 5.875%, 09/15/2010, (Insd. by MBIA)	60,000	61,321
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.40%, 08/15/2009	1,865,000	2,059,352
5.50%, 08/15/2010	1,510,000	1,665,349
5.50%, 08/15/2011	2,445,000	2,693,509
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,193,940
5.625%, 08/15/2026	4,210,000	4,597,615
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Allegheny Cnty., PA Port Auth. RB, Trans.:
6.25%, 03/01/2017	$ 5,000,000	$ 5,923,650
6.375%, 03/01/2014	5,500,000	6,547,695
6.375%, 03/01/2015	4,750,000	5,654,828
Allentown, PA GO, Refunding, 5.65%, 07/15/2010	170,000	195,237
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., Ser. B, 5.60%, 10/01/2006	65,000	67,774
Blue Mountain, PA Sch. Dist. GO, Ser. A, 5.50%, 10/01/2019, (Insd. by FSA)	2,880,000	3,346,704
Bradford, PA Area Sch. Dist. GO:
5.50%, 10/01/2010, (Insd. by FGIC)	1,105,000	1,174,913
5.75%, 10/01/2015, (Insd. by FGIC)	2,000,000	2,133,940
Cambria Cnty., PA GO:
5.50%, 08/15/2016, (Insd. by FGIC)	2,375,000	2,665,985
Ser. A, 6.625%, 08/15/2012, (Insd. by FGIC)	4,485,000	4,660,094
Central Bucks, PA Sch. Dist. GO:
Ser. A, 6.90%, 11/15/2013	1,000,000	1,036,330
Ser. A, 6.90%, 11/15/2014	1,405,000	1,456,044
Chester Cnty., PA GO, Refunding, Ser. B, 5.625%, 11/15/2016	4,290,000	4,589,699
Conrad Weiser, PA Area Sch. Dist. GO, 6.85%, 12/15/2014, (Insd. by MBIA)	1,500,000	1,561,200
Crawford Cnty., PA Central Sch. Dist. GO:
5.55%, 02/15/2008, (Insd. by FGIC)	1,500,000	1,558,170
5.65%, 02/15/2009, (Insd. by FGIC)	2,085,000	2,167,649
Delaware Cnty., PA GO:
5.50%, 10/01/2015	2,695,000	2,862,760
5.55%, 10/01/2010	1,750,000	1,917,387
Dover Township, PA Swr. Auth. RB, 6.25%, 05/01/2012	15,000	16,070
Geisinger, PA Hlth. Sys. Auth. RRB, PA State Geisinger Hlth. Sys.,
Ser. A, 6.00%, 07/01/2006	35,000	35,434
Hempfield, PA Lancaster Cnty. Sch. Dist. GO, 7.10%, 10/15/2005	300,000	301,434
Lancaster, PA Sch. Dist. GO:
5.60%, 05/15/2007, (Insd. by FGIC)	1,000,000	1,005,540
5.80%, 05/15/2009, (Insd. by FGIC)	1,585,000	1,594,177
Loyalsock Township, PA Sch. Dist. GO:
5.375%, 11/01/2017, (Insd. by MBIA)	875,000	1,010,249
5.375%, 11/01/2018, (Insd. by MBIA)	1,510,000	1,743,401
5.375%, 11/01/2019, (Insd. by MBIA)	1,855,000	2,141,727
Manheim, PA Central Sch. Dist. GO:
5.60%, 05/15/2006	1,085,000	1,091,011
6.10%, 05/15/2014, (Insd. by FGIC)	100,000	100,615
Mon Valley, PA Swr. Auth. RB, 6.55%, 11/01/2019, (Insd. by MBIA)	1,305,000	1,346,825
Neshaminy, PA Wtr. Resources Auth. RB, 5.40%, 03/01/2013	1,385,000	1,545,535
North Wales, PA Wtr. Auth. RB, 6.75%, 11/01/2010, (Insd. by FGIC)	100,000	103,321
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	1,560,000	1,848,522
5.75%, 10/01/2017	3,270,000	3,874,787
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Norwin, PA Sch. Dist. GO:
6.00%, 04/01/2011, (Insd. by FGIC)	$ 1,030,000	$ 1,214,617
6.00%, 04/01/2012, (Insd. by FGIC)	1,090,000	1,285,372
6.25%, 04/01/2013, (Insd. by FGIC)	1,155,000	1,377,903
Parkland, PA Sch. Dist. GO:
5.60%, 09/01/2010	1,535,000	1,652,750
5.65%, 09/01/2011	2,125,000	2,290,006
5.70%, 09/01/2012	2,250,000	2,426,828
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	8,500,000	10,664,695
Pennsylvania Fin. Auth. Cmnty. College RB, Beaver Cnty. Proj., Ser. A, 6.00%, 12/01/2014	1,500,000	1,549,410
Pennsylvania GO, Refunding Proj.:
Ser. 1, 5.25%, 02/01/2012, (Insd. by MBIA)	5,000,000	5,716,900
Ser. 2, 5.50%, 06/15/2010	3,000,000	3,072,390
Pennsylvania Higher Edl. Facs. Auth. RB:
Ser. M, 5.625%, 06/15/2019, (Insd. by AMBAC)	5,260,000	5,541,620
Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,914,129
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax RB, Philadelphia Funding Program, 6.75%, 06/15/2021, (Insd. by FGIC)	1,650,000	1,760,501
Pennsylvania Turnpike Commission Oil Franchise Tax RB:
Ser. A, 5.50%, 12/01/2004, (Insd. by AMBAC)	2,000,000	2,059,260
Sub. Ser. B, 5.25%, 12/01/2016, (Insd. by AMBAC)	355,000	400,628
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	1,440,000	1,511,136
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	500,000	544,920
Pittsburgh, PA Wtr. & Swr. Sys. RB, 1st Lien:
Ser. A, 5.40%, 09/01/2012, (Insd. by FGIC)	2,845,000	3,012,144
Ser. A, 5.50%, 09/01/2013, (Insd. by FGIC)	2,715,000	2,878,307
Pittsburgh, PA Wtr. & Swr. Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	1,000,000	1,250,440
Pleasant Valley, PA Sch. Dist. GO, 5.60%, 11/15/2014, (Insd. by FGIC)	850,000	909,041
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019	8,245,000	9,860,608
Puerto Rico Tobacco Settlement RB, Children's Trust Fund, 5.75%, 07/01/2020	2,550,000	2,843,199
Seneca Valley, PA Sch. Dist. GO, 5.85%, 02/15/2015, (Insd. by FGIC)	105,000	111,640
Southeastern, PA Trans. Auth. Spl. RB:
Ser. A, 5.625%, 03/01/2007, (Insd. by FGIC)	3,275,000	3,442,942
Ser. A, 5.75%, 03/01/2008, (Insd. by FGIC)	1,290,000	1,357,609
Sto-Rox Sch. Dist., PA GO, 5.80%, 06/15/2030	1,500,000	1,765,185
Stroudsburg, PA Area Sch. Dist. GO, 5.65%, 10/01/2009	2,405,000	2,562,504
West Mifflin, PA Muni. Sanitation Swr. Auth. RB:
5.70%, 08/01/2015, (Insd. by FGIC)	1,000,000	1,093,580
Ser. A, 5.80%, 08/01/2024	2,500,000	2,739,650
165,174,977
PUBLIC FACILITIES 0.4%
Pennsylvania Econ. Dev. Fin. Auth. RB, 30th Street Station Garage Proj., Class A, 5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,775,567
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 3.7%
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., 1.05%, VRDN	$ 7,700,000	$ 7,700,000
Harrisburg, PA Auth. Resources Recovery Facs. RB, Ser. D-1, 4.00%, 12/01/2033, (Insd. by FSA)	11,200,000	11,969,552
Pennsylvania Econ. Dev. Fin. Auth. RB, Colver Proj.:
Ser. D, 7.05%, 12/01/2010	1,750,000	1,819,388
Ser. D, 7.125%, 12/01/2015	6,700,000	6,953,461
Ser. D, 7.15%, 12/01/2018	5,800,000	6,016,456
34,458,857
SALES TAX 1.4%
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	12,295,000	12,998,274
SPECIAL TAX 1.4%
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,204,672
Ser. B, 6.40%, 12/15/2018	4,030,000	4,412,810
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	705,000	798,208
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien:
Ser. A, 5.20%, 10/01/2009	1,000,000	1,084,420
Ser. A, 5.50%, 10/01/2013	1,000,000	1,055,620
Ser. A, 5.50%, 10/01/2018	500,000	517,440
Ser. A, 5.50%, 10/01/2022	1,000,000	1,026,900
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.625%, 10/01/2025	2,250,000	2,303,415
13,403,485
TOBACCO REVENUE 1.0%
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	9,845,000	9,645,639
TRANSPORTATION 4.2%
Abington, PA Sch. Dist. GO, Ser. AA, 5.625%, 05/15/2020	2,090,000	2,207,019
Allegheny Cnty., PA Port Auth. RB, Trans., 5.50%, 03/01/2015	1,000,000	1,123,200
Harrisburg, PA Parking Auth. RRB, Ser. O, 5.25%, 08/01/2013, (Insd. by AMBAC)	1,230,000	1,412,852
Pennsylvania Turnpike Commission Oil Franchise Tax RB, Sub. Ser. B, 5.25%, 12/01/2016, (Insd. by AMBAC)	165,000	183,076
Pennsylvania Turnpike Commission RB, 5.375%, 07/15/2019	2,965,000	3,266,629
Pennsylvania Turnpike Commission RRB:
Ser. S, 5.50%, 06/01/2015	6,425,000	7,274,321
Ser. S, 5.625%, 06/01/2014	6,080,000	7,024,602
Puerto Rico Hwy. & Trans. Auth. Hwy. RRB:
Ser. AA, 5.00%, 07/01/2026, (Insd. by FGIC)	11,075,000	12,479,531
Ser. AA, 5.00%, 07/01/2035, (Insd. by AMBAC)	1,500,000	1,682,910
Southeastern, PA Trans. Auth. PA RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,797,100
39,451,240
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 5.1%
Allegheny Cnty., PA Sanitation Auth. Swr. RB:
5.50%, 12/01/2020	$ 3,865,000	$ 4,309,707
5.50%, 12/01/2030	5,375,000	5,868,694
5.75%, 12/01/2014	2,390,000	2,788,508
Allegheny Cnty., PA Sanitation Auth. Swr. RRB, 5.375%, 12/01/2018	2,080,000	2,309,258
Delaware Cnty., PA Regl. Wtr. Quality Ctl. Auth. RB, 5.50%, 05/01/2015	2,540,000	2,861,285
North Penn, PA Wtr. Auth. RB, 5.75%, 11/01/2018, (Insd. by FGIC)	3,705,000	3,931,042
North Wales, PA Wtr. Auth. RB, 5.60%, 11/01/2020, (Insd. by FGIC)	4,530,000	4,774,620
Pennsylvania Infrastructure Investment Auth. RB, Pennvest Loan Pool Program:
5.40%, 09/01/2009, (Insd. by MBIA)	1,805,000	1,988,117
5.50%, 09/01/2010, (Insd. by MBIA)	2,140,000	2,362,132
Philadelphia, PA Wtr. & Wstwtr. RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,860,520
Pittsburgh, PA Wtr. & Swr. Sys. RB, 1st Lien, 5.50%, 12/01/2015	3,100,000	3,532,202
Univ. of Pittsburgh, PA RB, Area Joint Swr. Auth., 5.25%, 11/01/2014, (Insd. by MBIA)	4,355,000	4,986,736
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB:
5.25%, 07/01/2008	1,835,000	1,973,836
5.25%, 07/01/2009	1,370,000	1,466,119
48,012,776
Total Municipal Obligations (cost $863,964,364)		922,968,671

	Shares	Value

SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen Institutional Municipal Money Market Fund (o) (cost $3,678,977)	3,678,977	3,678,977
Total Investments (cost $867,643,341) 99.1%		926,647,648
Other Assets and Liabilities 0.9%		8,642,219
Net Assets 100.0%		$ 935,289,867

(g)	Security which has defaulted on payment of interest and/or principal.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

Summary of Abbreviations:
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corp.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at March 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments by geographic location as of March 31, 2004:

Pennsylvania	89.7%
Puerto Rico	3.5%
Georgia	1.5%
South Carolina	1.4%
District of Columbia	1.0%
U.S. Virgin Islands	1.0%
Virginia	0.8%
Oklahoma	0.4%
Maryland	0.2%
Michigan	0.1%
Non-state specific	0.4%
Total	100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

Assets
Identified cost of securities	$ 867,643,341
Net unrealized gains on securities	59,004,307

Market value of securities	926,647,648
Receivable for Fund shares sold	858,310
Interest receivable	13,949,816
Prepaid expenses and other assets	36,583

Total assets	941,492,357

Liabilities
Dividends payable	3,147,977
Payable for securities purchased	1,985,791
Payable for Fund shares redeemed	979,111
Advisory fee payable	6,201
Distribution Plan expenses payable	2,162
Due to other related parties	4,487
Accrued expenses and other liabilities	76,761

Total liabilities	6,202,490

Net assets	$ 935,289,867

Net assets represented by
Paid-in capital	$ 894,151,346
Overdistributed net investment income	(366,426)
Accumulated net realized losses on securities	(17,499,360)
Net unrealized gains on securities	59,004,307

Total net assets	$ 935,289,867

Net assets consists of
Class A	$ 68,275,210
Class B	42,361,163
Class C	16,555,113
Class I	808,098,381

Total net assets	$ 935,289,867

Shares outstanding
Class A	5,851,877
Class B	3,646,325
Class C	1,422,589
Class I	69,262,985

Net asset value per share
Class A	$ 11.67
Class A -- Offering price (based on sales charge of 4.75%)	$ 12.25
Class B	$ 11.62
Class C	$ 11.64
Class I	$ 11.67

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended March 31, 2004

Investment income
Interest	$ 45,785,079

Expenses
Advisory fee	2,255,259
Distribution Plan expenses
Class A	203,098
Class B	431,318
Class C	158,760
Administrative services fee	924,755
Transfer agent fees	117,716
Trustees' fees and expenses	13,751
Printing and postage expenses	28,465
Custodian and accounting fees	246,209
Registration and filing fees	75,648
Professional fees	23,807
Other	52,957

Total expenses	4,531,743
Less: Expense reductions	(2,305)
Expense reimbursements	(1,667)

Net expenses	4,527,771

Net investment income	41,257,308

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(79,997)
Net change in unrealized gains or losses on securities	2,783,077

Net realized and unrealized gains or losses on securities	2,703,080

Net increase in net assets resulting from operations	$ 43,960,388

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2004		2003

Operations
Net investment income		$ 41,257,308		$ 42,939,965
Net realized gains or losses on securities		(79,997)		338,454
Net change in unrealized gains or losses on securities		2,783,077		35,908,481

Net increase in net assets resulting from operations		43,960,388		79,186,900

Distributions to shareholders from
Net investment income
Class A		(2,877,473)		(2,878,695)
Class B		(1,526,892)		(1,466,444)
Class C		(561,964)		(490,676)
Class I		(36,277,335)		(38,262,452)

Total distributions to shareholders		(41,243,664)		(43,098,267)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,046,961	23,868,245	2,028,390	23,391,956
Class B	706,534	8,240,442	1,192,738	13,721,019
Class C	366,268	4,275,882	518,612	5,988,972
Class I	8,180,750	94,947,084	6,341,975	73,097,931

		131,331,653		116,199,878

Net asset value of shares issued in reinvestment of distributions
Class A	120,676	1,402,134	128,944	1,486,851
Class B	81,061	937,530	81,551	935,337
Class C	33,059	382,993	30,563	351,205
Class I	68,283	793,375	61,092	705,146

		3,516,032		3,478,539

Automatic conversion of Class B shares to Class A shares
Class A	162,524	1,891,307	239,384	2,772,356
Class B	(163,249)	(1,891,307)	(240,769)	(2,772,356)

		0		0

Payment for shares redeemed
Class A	(2,153,047)	(24,974,254)	(1,909,861)	(21,939,701)
Class B	(733,039)	(8,460,857)	(399,972)	(4,566,803)
Class C	(310,913)	(3,611,463)	(162,225)	(1,857,372)
Class I	(8,113,734)	(94,464,373)	(8,291,248)	(95,507,839)

		(131,510,947)		(123,871,715)

Net increase (decrease) in net assets resulting from capital share transactions		3,336,738		(4,193,298)

Total increase in net assets		6,053,462		31,895,335
Net assets
Beginning of period		929,236,405		897,341,070

End of period		$ 935,289,867		$ 929,236,405

Overdistributed net investment income		$ (366,426)		$ (380,070)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Pennsylvania Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.46% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $1,667. Total amounts subject to recoupment as of March 31, 2004 were $974.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $184,030,337 and $183,251,352, respectively, for the year ended March 31, 2004.

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $867,643,341. The gross unrealized appreciation and depreciation on securities based on tax cost was $65,307,679 and $6,303,372, respectively, with a net unrealized appreciation of $59,004,307.

As of March 31, 2004, the Fund had $17,499,360 in capital loss carryovers for federal income tax purposes with $281,543 expiring in 2008, $15,348,753 expiring in 2009 and $1,869,064 expiring in 2012.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryover

$366,426	$59,004,307	$17,499,360

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended March 31,
	2004	2003

Ordinary Income	$ 134,006	$ 144,346
Exempt-Interest Income	41,109,658	42,953,921

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. SUBSEQUENT EVENTS

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.315% and declining to 0.16% as the average daily net assets of the Fund increases.

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Pennsylvania Municipal Bond Fund, a series of Evergreen Municipal Trust, as of March 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Pennsylvania Municipal Bond Fund, as of March 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
May 7, 2004

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.67%.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566394 rv1   5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 5 series of the Registrant's annual financial statements for the fiscal years ended March 31, 2003 and March 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$103,099.00	$ 82,957.00

Audit-related fees (1)	$ 126.00	$ 0.00
Audit and audit-related fees	$103,225.00	$ 82,957.00

Tax fees (2)	$ 8,965.00	$ 16,525.00

All other fees	$ 0.00	$ 0.00

Total fees	$112,190.00	$ 99,482.00

(1) Audit-related fees consists principally of fees for interfund lending procedures and any merger related activity.
(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit -related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 5/26/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 5/26/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 5/26/2004